UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09094

Leuthold Funds, Inc.

(Exact name of registrant as specified in charter)

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller

Leuthold Weeden Capital Management

150 South Fifth Street, Suite 1700, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

Leuthold Core ETF LCR (Principal U.S. Listing Exchange: NYSE Arca, Inc.) Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Core ETF for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 866-306-8117.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Leuthold Core ETF	$68	0.66%

POSITIONING

The Fund invests in stocks, bonds, alternatives, and cash; it adjusts exposure based on the adviser’s quantitative analysis of stock market health. Third-party ETFs, rather than individual securities, are employed to achieve the desired investment allocations.

Although there were signs last fall that a U.S. recession might be in prospect for 2024, persistently rising stock prices suggested that our caution was either premature or just plain wrong. Due to that, we maintained an above-neutral weight (>50%) to equities during the fiscal year.

• Long-stock average allocation = 56.96% • Fixed income average allocation = 23.86%

• Equity hedge average = 5.84% • Cash equivalents average = 13.34%

• Net equity average exposure = 51.12%

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (51%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the return gap was attributable to three strategy characteristics: (1) less exposure to fixed income (24% vs. 50%), (2) a portfolio weighting system that moderates the influence from the performance of securities with the largest market capitalization, (3) actively managed security selection that favors value attributes.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 1.4% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• All of the Fund’s Energy sector holdings had losses; most were ETFs with broad exposure across the range of energy industries, which are swayed by performance from securities with the largest market capitalization.

• Although Financials exposure was a solid performance positive on the whole, the portion dedicated to regional bank stocks was a drag.

• Info-Tech concentrations were decidedly the best-performing equity allocations, which included a diversified Technology ETF and holdings specifically targeting semiconductors and software equities.

• Holdings associated with equities from homebuilding/construction businesses and the Communication Services sector were collectively value-added.

• Fixed-income subsets all provided positive results.

Leuthold Core ETF	Page 1	TSR-AR-527289789

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/03/2020)
Leuthold Core ETF NAV	18.67	8.32
S&P 500 TR	36.35	14.76
Bloomberg Global Aggregate	11.99	-1.05
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	6.87

Visit https://funds.leutholdgroup.com for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$88,464,543
Number of Holdings	26
Net Advisory Fee	$358,423
Portfolio Turnover	39.78%
Visithttps://funds.leutholdgroup.com for more recent performance Information

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Exchange Traded Funds	90.1%
Money Market Funds	9.8%
Cash & Other	0.1%

Industry	(%)
Semiconductors	3.9%
Internet Content & Information	3.7%
Residential Construction	3.7%
Health Care Plans	3.3%
Software - Infrastructure	3.2%
Insurance - Property & Casualty	2.5%
Banks - Diversified	2.3%
Telecom Services	2.3%
Credit Services	2.3%
Cash & Other	72.8%

Top Sectors	(%)
Financials	15.7%
Information Technology	12.9%
Communication Services	9.6%
Consumer Discretionary	8.6%
Health Care	8.4%
Industrials	3.8%
Materials	0.9%
Cash & Other	40.1%
*	Percentages are stated as a percent of net assets.

Leuthold Core ETF	Page 2	TSR-AR-527289789

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 866-306-8117, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Core ETF	Page 3	TSR-AR-527289789

Leuthold Core Investment Fund Institutional | LCRIX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$133	1.31%

POSITIONING

The Fund invests in stocks, bonds, alternatives, and cash; it adjusts exposure based on the adviser’s quantitative analysis of stock market health.

Although there were signs last fall that a U.S. recession might be in prospect for 2024, persistently rising stock prices suggested that our caution was either premature or just plain wrong. Due to that, we maintained an above-neutral weight (>50%) to equities during the fiscal year.

• Long-stock average allocation = 67.57% • Equity hedge average = 13.13%

• Net equity average exposure = 54.44% • Fixed income average allocation = 15.31%

• Cash equivalents average = 3.99%

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (54%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the underperformance was attributable to three strategy characteristics: (1) notably less exposure to fixed income (15% vs. 50%), (2) a stock-weighting system not dominated by the performance of the biggest stocks, (3) actively managed equity selection that favors value attributes.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted 3% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Fixed-income subsets provided positive results, with developed market sovereign debt being the best performer.

Leuthold Core Investment Fund	PAGE 1	TSR-AR-527289409

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	19.71	8.70	6.79
S&P 500 TR	36.35	15.98	13.38
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	7.55	7.04

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$571,641,676
Number of Holdings	211
Net Advisory Fee	$4,891,861
Portfolio Turnover	39.54%
Visit https://funds.leutholdgroup.com for more recent performance Information

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	63.2%
Money Market Funds	12.6%
Exchange Traded Funds	3.0%
U.S. Treasury Bills	3.0%
U.S. Treasury Securities	1.8%
Foreign Government Debt Obligations	1.7%
Corporate Bonds	0.9%
Real Estate Investment Trusts	0.0%
Cash & Other	13.8%

Industry	(%)
Health Care Providers & Services	8.0%
Household Durables	7.2%
Software	6.3%
Banks	6.1%
Insurance	6.0%
Interactive Media & Services	5.1%
Trading Companies & Distributors	3.7%
Semiconductors & Semiconductor Equipment	3.1%
Financial Services	3.1%
Cash & Other	51.4%

Top Sectors	(%)
Financials	16.3%
Information Technology	13.7%
Consumer Discretionary	9.4%
Communication Services	8.9%
Health Care	7.3%
Industrials	4.5%
Materials	3.3%
Public Administration	1.8%
Government	1.7%
Cash & Other	33.1%
*	Percentages are stated as a percent of net assets.

Leuthold Core Investment Fund	PAGE 2	TSR-AR-527289409

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Core Investment Fund	PAGE 3	TSR-AR-527289409

Leuthold Core Investment Fund Retail | LCORX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Core Investment Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$143	1.40%

POSITIONING

The Fund invests in stocks, bonds, alternatives, and cash; it adjusts exposure based on the adviser’s quantitative analysis of stock market health.

Although there were signs last fall that a U.S. recession might be in prospect for 2024, persistently rising stock prices suggested that our caution was either premature or just plain wrong. Due to that, we maintained an above-neutral weight (>50%) to equities during the fiscal year.

• Long-stock average allocation = 67.57% • Equity hedge average = 13.13%

• Net equity average exposure = 54.44% • Fixed income average allocation = 15.31%

• Cash equivalents average = 3.99%

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed both the S&P 500 Index and a blended benchmark composed of 50% domestic equities (S&P 500) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (54%) largely accounted for the performance disparity with the S&P 500, which is 100% invested in the securities of 500 of the largest companies listed on U.S. exchanges.

• Measured against the 50/50 benchmark, the underperformance was attributable to three strategy characteristics: (1) notably less exposure to fixed income (15% vs. 50%), (2) a stock-weighting system not dominated by the performance of the biggest stocks, (3) actively managed equity selection that favors value attributes.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted 3% from performance.

• As stocks surged, our quantitative work advised less aggressive equity exposure because of pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Fixed-income subsets provided positive results, with developed market sovereign debt being the best performer.

Leuthold Core Investment Fund	PAGE 1	TSR-AR-527289102

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	19.62	8.61	6.69
S&P 500 TR	36.35	15.98	13.38
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% S&P 500 / 50% Bloomberg Global Aggregate	23.73	7.55	7.04

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$571,641,676
Number of Holdings	211
Net Advisory Fee	$4,891,861
Portfolio Turnover	39.54%
Visit https://funds.leutholdgroup.com for more recent performance Information.

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	63.2%
Money Market Funds	12.6%
Exchange Traded Funds	3.0%
U.S. Treasury Bills	3.0%
U.S. Treasury Securities	1.8%
Foreign Government Debt Obligations	1.7%
Corporate Bonds	0.9%
Real Estate Investment Trusts	0.0%
Cash & Other	13.8%

Industry	(%)
Health Care Providers & Services	8.0%
Household Durables	7.2%
Software	6.3%
Banks	6.1%
Insurance	6.0%
Interactive Media & Services	5.1%
Trading Companies & Distributors	3.7%
Semiconductors & Semiconductor Equipment	3.1%
Financial Services	3.1%
Cash & Other	51.4%

Top Sectors	(%)
Financials	16.3%
Information Technology	13.7%
Consumer Discretionary	9.4%
Communication Services	8.9%
Health Care	7.3%
Industrials	4.5%
Materials	3.3%
Public Administration	1.8%
Government	1.7%
Cash & Other	33.1%
*	Percentages are stated as a percent of net assets.

Leuthold Core Investment Fund	PAGE 2	TSR-AR-527289102

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Core Investment Fund	PAGE 3	TSR-AR-527289102

Leuthold Global Fund Institutional | GLBIX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$207	2.05%

POSITIONING

The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.

Although we saw signs late last year that a U.S. recession might be in prospect for 2024, persistently rising stock prices suggested that our caution was either premature or just plain wrong. Due to that, we maintained an above-neutral weight (>50%) to equities during the fiscal year.

• Long-stock average allocation = 68.51% • Developed Market (non-U.S.) equity average = 43.61%

• Equity hedge average = 13.69% • U.S. equity average allocation = 47.28%

• Net equity average exposure = 54.82% • Emerging Market average equity exposure = 6.96%

• Fixed income average allocation = 16.44% • Cash equivalents average = 1.36%

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed the MSCI All-Country World Index (ACWI) and underperformed a blended benchmark composed of 50% global equities (MSCI ACWI) and 50% fixed income(Bloomberg Global Aggregate).

• Average net allocation to equities (55%) largely accounted for the performance disparity with the MSCI ACWI, which captures large- and mid-cap stock performance across 23 developed markets and 24 emerging markets.

• Measured against the 50/50 benchmark, underperformance resulted from three strategy characteristics: (1) notably less exposure to fixed income (16% vs. 50%); (2) a stock-weighting system not dominated by the performance of the biggest stocks; and (3) actively managed equity selection that favors value attributes.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 4% from return.

• As U.S. stocks surged, global equities followed suit. Our quantitative work advised less aggressive stock exposure due to pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas exploration, airlines, agricultural products, and construction & farm machinery negatively affected return, and all trailed the MSCI ACWI group holdings.

• Of the 30 country investments, none detracted from performance: 26 country allocations positively contributed to return, while the other four were flat.

• The industry positions with the biggest upside influence were homebuilding, semiconductor equipment, construction materials, and developed diversified banks. At the sector level, the best holdings were groups associated with Financials, Consumer Discretionary, and Info-Tech sectors.

• All fixed-income subsets were profitable, with developed-market sovereign debt up the most.

Leuthold Global Fund	PAGE 1	TSR-AR-527289870

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	13.40	6.64	3.92
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% MSCI ACWI / 50% BBG Global Agg	21.58	5.73	5.10

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$20,890,864
Number of Holdings	229
Net Advisory Fee	$202,422
Portfolio Turnover	55.57%
Visit https://funds.leutholdgroup.com for more recent performance Information.

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	66.8%
Money Market Funds	11.5%
Corporate Bonds	2.5%
U.S. Treasury Securities	2.5%
U.S. Treasury Bills	2.4%
Foreign Government Debt Obligations	2.3%
Real Estate Investment Trusts	0.0%
Exchange Traded Funds	-3.2%
Cash & Other	15.2%

Industry	(%)
Insurance	10.0%
Banks	9.6%
Household Durables	7.4%
Oil, Gas & Consumable Fuels	6.9%
Health Care Providers & Services	5.5%
Capital Markets	5.0%
Wireless Telecommunication Services	4.5%
Transportation Infrastructure	4.4%
Broadline Retail	4.3%
Cash & Other	42.4%

Top Sectors	(%)
Financials	24.6%
Consumer Discretionary	11.8%
Communication Services	7.5%
Energy	6.9%
Industrials	6.5%
Health Care	5.2%
Information Technology	3.7%
Materials	3.4%
Public Administration	2.5%
Cash & Other	27.9%
*	Percentages are stated as a percent of net assets.

Leuthold Global Fund	PAGE 2	TSR-AR-527289870

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Global Fund	PAGE 3	TSR-AR-527289870

Leuthold Global Fund Retail | GLBLX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Global Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$233	2.30%

POSITIONING

The Fund invests in stocks, bonds, alternatives, and cash traded on global exchanges; it adjusts exposure based on the adviser’s quantitative analysis of the attractiveness of global stock markets.

Although we saw signs late last year that a U.S. recession might be in prospect for 2024, persistently rising stock prices suggested that our caution was either premature or just plain wrong. Due to that, we maintained an above-neutral weight (>50%) to equities during the fiscal year.

• Long-stock average allocation = 68.51% • Developed Market (non-U.S.) equity average = 43.61%

• Equity hedge average = 13.69% • U.S. equity average allocation = 47.28%

• Net equity average exposure = 54.82% • Emerging Market average equity exposure = 6.96%

• Fixed income average allocation = 16.44% • Cash equivalents average = 1.36%

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return trailed the MSCI All-Country World Index (ACWI) and underperformed a blended benchmark composed of 50% global equities (MSCI ACWI) and 50% fixed income (Bloomberg Global Aggregate).

• Average net allocation to equities (55%) largely accounted for the performance disparity with the MSCI ACWI, which captures large- and mid-cap stock performance across 23 developed markets and 24 emerging markets.

• Measured against the 50/50 benchmark, underperformance resulted from three strategy characteristics: (1) notably less exposure to fixed income (16% vs. 50%); (2) a stock-weighting system not dominated by the performance of the biggest stocks; and (3) actively managed equity selection that favors value attributes.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• At the sub-asset class level, the equity hedge detracted nearly 4% from return.

• As U.S. stocks surged, global equities followed suit. Our quantitative work advised less aggressive stock exposure due to pricey valuations, declining investor sentiment, and worsening economic conditions.

• Equity concentrations in oil & gas exploration, airlines, agricultural products, and construction & farm machinery negatively affected return, and all trailed the MSCI ACWI group holdings.

• Of the 30 country investments, none detracted from performance: 26 country allocations positively contributed to return, while the other four were flat.

• The industry positions with the biggest upside influence were homebuilding, semiconductor equipment, construction materials, and developed diversified banks. At the sector level, the best holdings were groups associated with Financials, Consumer Discretionary, and Info-Tech sectors.

• All fixed-income subsets were profitable, with developed-market sovereign debt up the most.

Leuthold Global Fund	PAGE 1	TSR-AR-527289888

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional (without sales charge)	13.24	6.11	3.74
MSCI ACWI Net Total Return Index (USD)	31.76	12.19	9.39
Bloomberg Global Aggregate	11.99	-0.83	0.57
50% MSCI ACWI / 50% BBG Global Agg	21.58	5.73	5.10

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$20,890,864
Number of Holdings	229
Net Advisory Fee	$202,422
Portfolio Turnover	55.57%
Visit https://funds.leutholdgroup.com for more recent performance Information.

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	66.8%
Money Market Funds	11.5%
Corporate Bonds	2.5%
U.S. Treasury Securities	2.5%
U.S. Treasury Bills	2.4%
Foreign Government Debt Obligations	2.3%
Real Estate Investment Trusts	0.0%
Exchange Traded Funds	-3.2%
Cash & Other	15.2%

Industry	(%)
Insurance	10.0%
Banks	9.6%
Household Durables	7.4%
Oil, Gas & Consumable Fuels	6.9%
Health Care Providers & Services	5.5%
Capital Markets	5.0%
Wireless Telecommunication Services	4.5%
Transportation Infrastructure	4.4%
Broadline Retail	4.3%
Cash & Other	42.4%

Top Sectors	(%)
Financials	24.6%
Consumer Discretionary	11.8%
Communication Services	7.5%
Energy	6.9%
Industrials	6.5%
Health Care	5.2%
Information Technology	3.7%
Materials	3.4%
Public Administration	2.5%
Cash & Other	27.9%
*	Percentages are stated as a percent of net assets.

Leuthold Global Fund	PAGE 2	TSR-AR-527289888

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Global Fund	PAGE 3	TSR-AR-527289888

Leuthold Grizzly Short Fund Retail | GRZZX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Grizzly Short Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$285	2.91%

POSITIONING

The Fund sells short equity securities to attempt to profit from declining prices. Over the last year, the largest exposure was Industrials sector stocks. Health Care was among the top three sector allocations, and stocks from Financials, Consumer Discretionary, and Materials had a consistent portfolio presence, as well. There was little exposure to industries associated with Utilities, Communication Services, and Real Estate.

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return outperformed the inverse S&P 500 Index.

• The Fund’s primary advantage was a material underweight to high-flying technology stocks.

• Losses were minimized across five other equity sectors as each did better than the index’s associated sector returns: Energy, Consumer Staples, Communication Services, Consumer Discretionary, and Financials.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• Gains from industry allocations that measurably offset losses included electrical components & equipment, leisure facilities & products, application software, cargo ground transportation, and HR & employment services.

• From the Energy sector, smaller absolute gains were achieved with stocks linked to oil & gas drilling and integrated oil & gas.

• The largest detractor from return was a concentration in Financials stocks, primarily related to the banking industry: asset management & custody banks, regional banks, and investment banking & brokerage. Financial exchanges was another closely aligned Financials group contributing to the year’s loss.

• The second worst combination of industries came from the Health Care sector, specifically, health care equipment/services/supplies.

• Materials sector holdings also struggled. Gold, metals & mining, and metals/glass & plastic containers, in particular, all lost money.

Leuthold Grizzly Short Fund	PAGE 1	TSR AR 52728997

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Leuthold Grizzly Short Fund NAV	-14.14	-16.35	-13.80
S&P 500 TR	36.35	15.98	13.38
S&P MidCap 400 Total Return Index	26.79	11.78	10.32

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$53,931,637
Number of Holdings	100
Net Advisory Fee	$943,991
Portfolio Turnover	0.00%
Visit https://funds.leutholdgroup.com for more recent performance Information.

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Money Market Funds	77.3%
U.S. Treasury Bills	18.5%
Real Estate Investment Trusts	-0.6%
Exchange Traded Funds	-26.9%
Common Stocks	-70.5%
Cash & Other	102.2%

Industry	(%)**
Hotel, Restaurants, & Leisure	6.7%
Capital Markets	6.4%
Ground Transportation	5.2%
Oil, Gas, & Consumable Fuels	4.9%
Health Care Equipment & Supplies	4.8%
Life Sciences Tools & Services	3.2%
Software	3.1%
Insurance	3.0%
Chemicals	2.7%
Cash & Other	60.0%

Top Sectors	(%)**
Industrials	15.0%
Financials	10.3%
Consumer Discretionary	9.6%
Health Care	7.9%
Information Technology	7.3%
Consumer Staples	5.8%
Energy	5.8%
Materials	4.4%
Communication Services	3.4%
Cash & Other	30.5%
*	Percentages are stated as a percent of net assets.
**	Percentages are stated as a percent of net assets, based on absolute values of holdings.

Leuthold Grizzly Short Fund	PAGE 2	TSR AR 52728997

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Grizzly Short Fund	PAGE 3	TSR AR 52728997

Leuthold Select Industries Fund Retail | LSLTX Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about the Leuthold Select Industries Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://funds.leutholdgroup.com. You can also request this information by contacting us at 800-273-6886.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$155	1.51%

POSITIONING

The Fund targets 100% exposure to equity securities; its universe of eligible stocks represents companies of all sizes and industries. The selection process is quantitative and disciplined.

• The largest sector allocation, Info Tech, began the fiscal year as an overweight holding vs. the S&P 500 but gradually declined to end the year well below the benchmark’s concentration.

• Financials industries expanded from a minimal position to a big overweight.

• Materials stocks maintained a notably larger presence than the S&P 500’s allocation.

• Communications Services and Industrials equities had heavier average concentrations, while Health Care and Discretionary industries were about even with the benchmark.

• The Fund had zero equity exposure to Staples, Utilities, and Real Estate.

LAST TWELVE MONTHS’ PERFORMANCE VS. BENCHMARK

For the twelve months ended September 30th, the Fund’s total return underperformed the S&P 500 Index.

• The S&P 500 benefited from the surge in the prices of seven stocks. The combined weight of those equities ballooned to almost one-third of the index and accounted for 41% of its twelve-month total return.

• For risk control, the Fund’s stock positions are assigned weights using a system that avoids the possibility that a handful of the largest stocks could drive overall portfolio performance.

• The equity selection process employed by the Fund leans toward value attributes and industries poised for leadership, rather than equity segments that have already boomed and reflect expensive valuations.

LAST TWELVE MONTHS’ KEY PERFORMANCE DYNAMICS

• Homebuilding and construction-related stocks were the biggest gainers on an absolute basis and outpaced the S&P 500’s associated exposure.

• Equities from Info Tech and Communication Services sectors were additive: semiconductors, software, hardware/storage/peripherals, interactive media, and internet services.

• Equity concentrations in oil & gas equipment, cable & satellite, and auto retailers dragged down results.

• In addition to being the biggest allocation all year, Info-Tech industries were the best-performing exposures; however, the net result trailed the benchmark due to the Fund’s discipline to minimize the performance influence from the largest holdings, in contrast to the index, by capping their portfolio weighting.

Leuthold Select Industries Fund	PAGE 1	TSR AR 52728201

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail (without sales charge)	30.67	14.84	11.22
S&P 500 TR	36.35	15.98	13.38
S&P MidCap 400 Total Return Index	26.79	11.78	10.32

Visit https://funds.leutholdgroup.com for more recent performance information.

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of September 30, 2024)
Net Assets	$14,772,102
Number of Holdings	98
Net Advisory Fee	$117,242
Portfolio Turnover	52.52%
Visit https://funds.leutholdgroup.com for more recent performance Information.

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Security Type	(%)
Common Stocks	99.2%
Money Market Funds	1.0%
Cash & Other	-0.2%

Industry	(%)
Health Care Providers & Services	11.5%
Household Durables	10.3%
Software	9.4%
Insurance	9.1%
Banks	7.5%
Interactive Media & Services	7.2%
Trading Companies & Distributors	5.3%
Semiconductors & Semiconductor Equipment	4.7%
Financial Services	4.5%
Cash & Other	30.5%

Top Sectors	(%)
Financials	23.6%
Information Technology	20.6%
Consumer Discretionary	14.6%
Communication Services	12.9%
Health Care	11.5%
Industrials	8.2%
Materials	5.3%
Energy	2.5%
Cash & Other	0.8%
*	Percentages are stated as a percent of net assets.

Leuthold Select Industries Fund	PAGE 2	TSR AR 52728201

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://funds.leutholdgroup.com

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Leuthold Weeden Capital Management documents not be householded, please contact Leuthold Weeden Capital Management at 800-273-6886, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Leuthold Weeden Capital Management or your financial intermediary.

Leuthold Select Industries Fund	PAGE 3	TSR AR 52728201

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee.  Addison Piper is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
( a ) Audit Fees	$115,000	$115,000
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$18,500	$18,500
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Addison Piper, Lawrence Horsch, and Steven Schroll.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Core Financial Statements
September 30, 2024

LEUTHOLD FUNDS

Leuthold Core Investment Fund

Retail Class Shares LCORX
Institutional Class Shares LCRIX

Leuthold Global Fund

Retail Class Shares GLBLX
Institutional Class Shares GLBIX

Leuthold Select Industries Fund

LSLTX

Leuthold Grizzly Short Fund

GRZZX

Leuthold Core ETF

LCR

Leuthold Funds, Inc.
Table of Contents

Schedule of Investments	Leuthold Core Investment Fund
September 30, 2024

COMMON STOCKS - 69.2%	Shares	Value
Banks - 5.2%
Bank of America Corp.	114,489	$4,542,924
Cadence Bank	56,059	1,785,479
Canadian Imperial Bank of Commerce	57,822	3,546,802
Citizens Financial Group, Inc.	66,002	2,710,702
Columbia Banking System, Inc.	79,329	2,071,280
Huntington Bancshares, Inc./OH	187,217	2,752,090
JPMorgan Chase & Co.	22,697	4,785,889
M&T Bank Corp.	17,629	3,140,077
Old National Bancorp/IN	103,022	1,922,391
Sumitomo Mitsui Financial Group, Inc. - ADR	201,467	2,544,528
		29,802,162

Capital Markets - 1.7%
Goldman Sachs Group, Inc.	10,217	5,058,539
Morgan Stanley	46,816	4,880,100
		9,938,639

Chemicals - 0.0%(a)
China Lumena New Materials Corp. (b)(c)	20,950	0

Construction Materials - 2.6%
CRH PLC	60,220	5,584,803
Eagle Materials, Inc.	13,186	3,792,953
Martin Marietta Materials, Inc.	5,500	2,960,375
Summit Materials, Inc. - Class A (c)	69,669	2,719,181
		15,057,312

Distributors - 0.4%
LKQ Corp.	55,495	2,215,360

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	173,890	3,825,580
Verizon Communications, Inc.	47,668	2,140,770
		5,966,350

Electronic Equipment, Instruments & Components - 2.5%
Flex, Ltd. (c)	145,261	4,856,075
Jabil, Inc.	43,931	5,264,252
TE Connectivity PLC	28,488	4,301,403
		14,421,730

Entertainment - 2.0%
Netflix, Inc. (c)	10,577	7,501,949
Walt Disney Co.	37,834	3,639,252
		11,141,201

Financial Services - 3.2%
Berkshire Hathaway, Inc. - Class B (c)	8,955	4,121,628
Mastercard, Inc. - Class A	11,071	5,466,860
NMI Holdings, Inc. - Class A (c)	57,047	2,349,766
Radian Group, Inc.	59,797	2,074,358
Visa, Inc. - Class A	14,738	4,052,213
		18,064,825

Health Care Providers & Services - 8.0%
Cardinal Health, Inc.	44,777	4,948,754

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Core Investment Fund
September 30, 2024

Cencora, Inc.	21,930	4,936,004
Centene Corp. (c)	40,969	3,084,146
Elevance Health, Inc.	8,250	4,290,000
Encompass Health Corp.	22,001	2,126,177
HCA Healthcare, Inc.	11,494	4,671,507
Humana, Inc.	4,795	1,518,768
McKesson Corp.	11,353	5,613,150
Select Medical Holdings Corp.	55,143	1,922,836
Tenet Healthcare Corp. (c)	21,154	3,515,795
UnitedHealth Group, Inc.	10,648	6,225,673
Universal Health Services, Inc. - Class B	13,257	3,035,986
		45,888,796

Household Durables - 7.2%
D.R. Horton, Inc.	46,117	8,797,740
KB Home	34,270	2,936,596
Lennar Corp. - Class A	27,571	5,169,011
Meritage Homes Corp.	19,674	4,034,547
PulteGroup, Inc.	69,880	10,029,876
Taylor Morrison Home Corp. (c)	52,675	3,700,946
Toll Brothers, Inc.	42,450	6,558,101
		41,226,817

Insurance - 6.3%
Allstate Corp.	13,816	2,620,204
Arch Capital Group, Ltd. (c)	23,828	2,665,877
Assurant, Inc.	12,340	2,453,932
Chubb Ltd.	12,904	3,721,385
Everest Group Ltd.	10,436	4,089,138
Hartford Financial Services Group, Inc.	23,411	2,753,368
Markel Group, Inc. (c)	1,249	1,959,156
Reinsurance Group of America, Inc.	28,065	6,114,521
RenaissanceRe Holdings, Ltd.	19,744	5,378,266
Travelers Cos., Inc.	11,485	2,688,868
White Mountains Insurance Group Ltd.	845	1,433,289
		35,878,004

Interactive Media & Services - 5.1%
Alphabet, Inc. - Class A	49,643	8,233,291
Cargurus, Inc. (c)	97,452	2,926,484
IAC, Inc. (c)	39,418	2,121,477
Match Group, Inc. (c)	81,515	3,084,528
Meta Platforms, Inc. - Class A	21,789	12,472,895
		28,838,675

Machinery - 2.0%
Allison Transmission Holdings, Inc.	26,796	2,574,292
Caterpillar, Inc.	8,603	3,364,805
Cummins, Inc.	4,725	1,529,908
PACCAR, Inc.	27,078	2,672,057
Terex Corp.	27,289	1,443,861
		11,584,923

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Core Investment Fund
September 30, 2024

Metals & Mining - 1.0%
Barrick Gold Corp.	112,749	2,242,578
IAMGOLD Corp. (c)	367,476	1,921,899
Kinross Gold Corp.	165,089	1,545,233
		5,709,710

Oil, Gas & Consumable Fuels - 1.7%
Exxon Mobil Corp.	46,469	5,447,096
Shell PLC - ADR	66,707	4,399,327
		9,846,423

Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials, Inc.	34,341	6,938,599
KLA Corp.	5,641	4,368,447
Lam Research Corp.	9,378	7,653,198
		18,960,244

Software - 6.6%
Adobe, Inc. (c)	6,346	3,285,832
Check Point Software Technologies, Ltd. (c)	21,789	4,201,137
Fortinet, Inc. (c)	45,341	3,516,194
Microsoft Corp.	36,879	15,869,034
Oracle Corp.	49,502	8,435,141
Qualys, Inc. (c)	17,206	2,210,283
		37,517,621

Specialty Retail - 2.6%
American Eagle Outfitters, Inc.	93,855	2,101,414
Caleres, Inc.	44,495	1,470,560
Gap, Inc.	88,567	1,952,902
Ross Stores, Inc.	22,706	3,417,480
TJX Cos., Inc.	37,091	4,359,676
Urban Outfitters, Inc. (c)	42,027	1,610,054
		14,912,086

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	50,136	11,681,688

Trading Companies & Distributors - 3.7%
AerCap Holdings NV	42,591	4,034,220
Boise Cascade Co.	14,456	2,038,007
GMS, Inc. (c)	20,520	1,858,496
Rush Enterprises, Inc. - Class A	37,443	1,978,114
United Rentals, Inc.	10,013	8,107,826
WESCO International, Inc.	18,828	3,162,727
		21,179,390

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	26,866	5,544,068
TOTAL COMMON STOCKS (Cost $229,892,381)		395,376,024

EXCHANGE TRADED FUNDS - 10.7%
Invesco CurrencyShares Japanese Yen Trust (c)	52,225	3,358,068
iShares 5-10 Year Investment Grade Corporate Bond ETF	221,837	11,917,084
iShares Core Japan Government Bond ETF	215,000	3,552,080
iShares International Treasury Bond ETF (c)	176,215	7,369,311
iShares MBS ETF	63,040	6,039,863
Simplify MBS ETF	162,832	8,382,591

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Core Investment Fund
September 30, 2024

SPDR Bloomberg International Treasury Bond ETF		256,917	6,001,581
SPDR Portfolio Intermediate Term Corporate Bond ETF		319,792	10,780,188
VanEck J. P. Morgan EM Local Currency Bond ETF		160,715	4,082,161
TOTAL EXCHANGE TRADED FUNDS (Cost $58,537,895)			61,482,927

U.S. TREASURY SECURITIES - 1.8%		Par
United States Treasury Note, 3.88%, 08/15/2033		10,300,000	10,372,824
TOTAL U.S. TREASURY SECURITIES (Cost $9,959,410)			10,372,824

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.7%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (d)	EUR	8,500,000	9,609,386
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $8,904,390)			9,609,386

CORPORATE BONDS - 0.9%
Banks - 0.9%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	4,600,000	5,089,950
TOTAL CORPORATE BONDS (Cost $5,173,344)			5,089,950

SHORT-TERM INVESTMENTS - 15.6%
Money Market Funds - 12.6%		Shares
Fidelity Government Portfolio - Class Institutional, 4.83% (e)(g)		72,210,207	72,210,207

U.S. Treasury Bills - 3.0%		Par
5.19%, 10/15/2024 (f)(g)		17,000,000	16,966,096
TOTAL SHORT-TERM INVESTMENTS (Cost $89,176,303)			89,176,303

TOTAL INVESTMENTS - 99.9% (Cost $401,643,723)			571,107,414
Other Assets in Excess of Liabilities - 0.1%			534,262
TOTAL NET ASSETS - 100.0%			$571,641,676

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (“GICS®“) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
EUR - Euro

(a)	Represents less than 0.05% of net assets.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.
(c)	Non-income producing security.
(d)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $9,609,386 or 1.7% of the Fund’s net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(f)	The rate shown is the effective yield as of September 30, 2024.
(g)	All of a portion of the assets have been pledged as collateral for open securities sold short.

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Core Investment Fund

September 30, 2024

EXCHANGE TRADED FUNDS - (7.7)%	Shares	Value
Invesco Nasdaq 100 ETF	(153,683)	$(30,867,231)
Invesco QQQ Trust Series 1	(2,336)	(1,140,131)
iShares Expanded Tech-Software Sector ETF	(8,567)	(765,633)
iShares S&P 500 Growth ETF	(37,603)	(3,600,487)
iShares Semiconductor ETF	(4,712)	(1,086,540)
iShares U.S. Transportation ETF	(16,116)	(1,110,554)
iShares U.S. Utilities ETF	(16,958)	(1,730,055)
Real Estate Select Sector SPDR Fund	(15,500)	(692,385)
Vanguard S&P 500 ETF	(5,575)	(2,941,760)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $43,384,110)		(43,934,776)

COMMON STOCKS - (6.0)%
Aerospace & Defense - (0.1)%
Boeing Co.	(3,180)	(483,487)
Spirit AeroSystems Holdings, Inc. - Class A	(8,011)	(260,438)
		(743,925)

Air Freight & Logistics - (0.2)%
CH Robinson Worldwide, Inc.	(2,980)	(328,903)
United Parcel Service, Inc. - Class B	(3,754)	(511,820)
		(840,723)

Automobile Components - (0.1)%
Adient PLC	(12,816)	(289,257)
Dana, Inc.	(20,851)	(220,187)
		(509,444)

Automobiles - (0.1)%
Tesla, Inc.	(2,588)	(677,098)

Beverages - (0.2)%
Brown-Forman Corp. - Class B	(10,550)	(519,060)
Monster Beverage Corp.	(10,386)	(541,838)
		(1,060,898)

Capital Markets - (0.6)%
Ares Management Corp. - Class A	(3,754)	(585,023)
Blackstone, Inc.	(4,247)	(650,343)
FactSet Research Systems, Inc.	(610)	(280,509)
MarketAxess Holdings, Inc.	(1,438)	(368,416)
MSCI, Inc.	(1,054)	(614,408)
Nasdaq, Inc.	(8,439)	(616,131)
		(3,114,830)

Chemicals - (0.2)%
Air Products and Chemicals, Inc.	(2,175)	(647,584)
Albemarle Corp.	(4,597)	(435,382)
Stepan Co.	(2,926)	(226,034)
		(1,309,000)

Commercial Services & Supplies - (0.1)%
ACV Auctions, Inc. - Class A	(14,236)	(289,418)

Communications Equipment - (0.0)%(a)
Viasat, Inc.	(10,132)	(120,976)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Core Investment Fund

September 30, 2024

Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(7,624)	(308,772)
Novanta, Inc.	(1,414)	(252,993)
		(561,765)

Energy Equipment & Services - (0.1)%
Patterson-UTI Energy, Inc.	(23,208)	(177,541)
Valaris Ltd.	(3,969)	(221,272)
		(398,813)

Entertainment - (0.2)%
ROBLOX Corp. - Class A	(13,180)	(583,347)
Take-Two Interactive Software, Inc.	(3,172)	(487,568)
		(1,070,915)

Financial Services - (0.1)%
Remitly Global, Inc.	(14,600)	(195,494)
WEX, Inc.	(1,194)	(250,418)
		(445,912)

Ground Transportation - (0.4)%
JB Hunt Transport Services, Inc.	(2,531)	(436,167)
Knight-Swift Transportation Holdings, Inc.	(4,790)	(258,420)
Marten Transport Ltd.	(14,884)	(263,447)
Norfolk Southern Corp.	(2,142)	(532,287)
Old Dominion Freight Line, Inc.	(2,544)	(505,340)
Saia, Inc.	(543)	(237,432)
Schneider National, Inc. - Class B	(9,527)	(271,901)
		(2,504,994)

Health Care Equipment & Supplies - (0.4)%
Becton Dickinson & Co.	(2,396)	(577,676)
IDEXX Laboratories, Inc.	(1,132)	(571,909)
Intuitive Surgical, Inc.	(1,355)	(665,671)
Penumbra, Inc.	(1,312)	(254,935)
QuidelOrtho Corp.	(5,619)	(256,226)
		(2,326,417)

Hotels, Restaurants & Leisure - (0.6)%
Aramark	(9,387)	(363,558)
DraftKings, Inc. - Class A	(14,149)	(554,641)
Dutch Bros, Inc. - Class A	(8,494)	(272,063)
Genius Sports Ltd.	(34,583)	(271,131)
McDonald’s Corp.	(1,757)	(535,024)
Restaurant Brands International, Inc.	(7,424)	(535,419)
Starbucks Corp.	(5,657)	(551,501)
Vail Resorts, Inc.	(1,163)	(202,699)
		(3,286,036)

Household Products - (0.1)%
Clorox Co.	(3,917)	(638,118)

Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(3,048)	(234,513)

Insurance - (0.3)%
Aon PLC - Class A	(1,571)	(543,550)
Arthur J. Gallagher & Co.	(2,108)	(593,128)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Core Investment Fund

September 30, 2024

Ryan Specialty Holdings, Inc.	(4,800)	(318,672)
		(1,455,350)

IT Services - (0.1)%
MongoDB, Inc.	(1,498)	(404,984)

Life Sciences Tools & Services - (0.3)%
Bio-Techne Corp.	(3,383)	(270,403)
Illumina, Inc.	(3,935)	(513,163)
Repligen Corp.	(1,809)	(269,216)
West Pharmaceutical Services, Inc.	(1,613)	(484,158)
		(1,536,940)

Machinery - (0.1)%
Barnes Group, Inc.	(7,035)	(284,285)
Hillenbrand, Inc.	(5,379)	(149,536)
Toro Co.	(2,588)	(224,457)
		(658,278)

Media - (0.1)%
Trade Desk, Inc. - Class A	(5,241)	(574,676)

Metals & Mining - (0.1)%
Alcoa Corp.	(6,124)	(236,264)
Franco-Nevada Corp.	(4,662)	(579,253)
		(815,517)

Oil, Gas & Consumable Fuels - (0.4)%
California Resources Corp.	(5,425)	(284,650)
Chevron Corp.	(3,333)	(490,851)
EQT Corp.	(12,476)	(457,121)
Hess Corp.	(4,114)	(558,681)
Occidental Petroleum Corp.	(8,437)	(434,843)
Talos Energy, Inc.	(17,650)	(182,677)
		(2,408,823)

Passenger Airlines - (0.1)%
Alaska Air Group, Inc.	(6,807)	(307,745)
Southwest Airlines Co.	(16,170)	(479,117)
		(786,862)

Personal Care Products - (0.2)%
Estee Lauder Cos., Inc. - Class A	(2,321)	(231,381)
Inter Parfums, Inc.	(1,986)	(257,147)
Kenvue, Inc.	(26,398)	(610,586)
		(1,099,114)

Professional Services - (0.2)%
Dayforce, Inc.	(4,050)	(248,062)
Exponent, Inc.	(3,079)	(354,947)
Paylocity Holding Corp.	(1,134)	(187,076)
TransUnion	(3,917)	(410,110)
		(1,200,195)

Real Estate Management & Development - (0.0)%(a)
Howard Hughes Holdings, Inc.	(3,297)	(255,287)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Core Investment Fund

September 30, 2024

Semiconductors & Semiconductor Equipment - (0.2)%
Power Integrations, Inc.	(3,733)	(239,360)
Silicon Laboratories, Inc.	(1,861)	(215,076)
Texas Instruments, Inc.	(2,422)	(500,312)
		(954,748)

Software - (0.3)%
Atlassian Corp. - Class A	(3,234)	(513,591)
Cadence Design Systems, Inc.	(2,024)	(548,565)
Confluent, Inc. - Class A	(9,579)	(195,220)
Workiva, Inc.	(3,540)	(280,085)
		(1,537,461)

Specialty Retail - (0.0)%(a)
CarMax, Inc.	(3,040)	(235,235)

Trading Companies & Distributors - (0.0)%(a)
SiteOne Landscape Supply, Inc.	(1,650)	(249,001)
TOTAL COMMON STOCKS (Proceeds $34,316,925)		(34,306,266)

REAL ESTATE INVESTMENT TRUSTS - (0.0)%(a)
Rexford Industrial Realty, Inc.	(5,340)	(268,656)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $274,917)		(268,656)

TOTAL SECURITIES SOLD SHORT - (13.7)% (Proceeds $77,975,952)		$(78,509,698)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Global Fund

September 30, 2024

COMMON STOCKS - 69.9%	Shares	Value
Automobiles - 0.6%
General Motors Co.	2,712	$121,606

Banks - 7.1%
ABN AMRO Bank NV (a)	5,656	102,214
ANZ Group Holdings Ltd.	3,628	76,245
Banco Santander SA - ADR	22,120	112,812
Bank of Nova Scotia	1,089	59,340
Barclays PLC - ADR	7,791	94,661
Canadian Imperial Bank of Commerce	1,475	90,476
Citigroup, Inc.	1,195	74,807
Comerica, Inc.	1,411	84,533
Commerzbank AG	6,774	124,943
Danske Bank AS	2,478	74,535
M&T Bank Corp.	475	84,607
Mizuho Financial Group, Inc. - ADR	26,338	110,093
Nishi-Nippon Financial Holdings, Inc.	6,100	70,070
Old National Bancorp/IN	3,995	74,547
Svenska Handelsbanken AB - Class A	8,957	92,006
UniCredit SpA	1,913	83,984
United Overseas Bank Ltd.	3,200	79,878
		1,489,751

Broadline Retail - 4.3%
Dillard’s, Inc. - Class A	219	84,028
eBay, Inc.	2,324	151,316
JD.com, Inc. - ADR	4,484	179,360
Naspers Ltd.	627	152,055
Nordstrom, Inc.	4,228	95,088
PDD Holdings, Inc. - ADR (b)	1,103	148,695
Takashimaya Co. Ltd.	10,600	85,099
		895,641

Capital Markets - 5.3%
Daiwa Securities Group, Inc.	11,200	79,438
Deutsche Bank AG	6,744	116,739
Goldman Sachs Group, Inc.	361	178,735
Interactive Brokers Group, Inc. - Class A	572	79,714
Investec PLC	8,800	66,977
Macquarie Group Ltd.	916	146,570
Morgan Stanley	1,425	148,542
Raymond James Financial, Inc.	875	107,152
SBI Holdings, Inc.	2,600	60,171
UBS Group AG	3,969	122,682
		1,106,720

Construction Materials - 3.6%
Buzzi SpA	2,482	99,037
CRH PLC	1,860	172,496
Eagle Materials, Inc.	362	104,129
Heidelberg Materials AG	965	105,127
Holcim AG	1,418	138,869
Summit Materials, Inc. - Class A (b)	1,893	73,884
Wienerberger AG	2,059	68,072
		761,614

Health Care Providers & Services - 5.5%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Global Fund

September 30, 2024

Bangkok Dusit Medical Services PCL - NVDR	146,200	135,794
HCA Healthcare, Inc.	635	258,083
IHH Healthcare Bhd	91,600	159,053
National HealthCare Corp.	883	111,055
Select Medical Holdings Corp.	3,500	122,045
Tenet Healthcare Corp. (b)	1,089	180,992
Universal Health Services, Inc. - Class B	779	178,399
		1,145,421

Household Durables - 7.4%
Barratt Developments PLC	19,631	125,945
Haseko Corp.	5,400	70,829
KB Home	2,439	208,998
Lennar Corp. - Class A	1,584	296,968
Meritage Homes Corp.	1,499	307,400
Toll Brothers, Inc.	2,138	330,299
Tri Pointe Homes, Inc. (b)	4,715	213,637
		1,554,076

Insurance - 10.1%
Arch Capital Group, Ltd. (b)	681	76,190
Axis Capital Holdings Ltd.	1,480	117,823
Chubb Ltd.	258	74,405
DB Insurance Co. Ltd.	1,195	102,691
Everest Group Ltd.	605	237,057
Fairfax Financial Holdings Ltd.	95	119,952
Hartford Financial Services Group, Inc.	850	99,969
Loews Corp.	1,287	101,737
Markel Group, Inc. (b)	45	70,586
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	711	391,793
Old Republic International Corp.	3,789	134,206
QBE Insurance Group Ltd.	8,611	98,325
Sompo Holdings, Inc.	8,100	182,581
Swiss Re AG	2,161	299,038
		2,106,353

Interactive Media & Services - 3.2%
Baidu, Inc. - ADR (b)	1,010	106,343
CAR Group Ltd.	3,099	80,160
Cargurus, Inc. (b)	2,303	69,159
LY Corp.	24,700	71,995
Match Group, Inc. (b)	1,857	70,269
Scout24 SE (a)	935	80,502
SEEK Ltd.	3,997	68,421
Shutterstock, Inc.	1,074	37,987
Yelp, Inc. (b)	1,505	52,795
ZipRecruiter, Inc. - Class A (b)	3,635	34,533
		672,164

Oil, Gas & Consumable Fuels - 7.1%
APA Corp.	3,503	85,683
Canadian Natural Resources Ltd.	7,759	257,676
Chord Energy Corp.	833	108,482
Eni SpA - ADR	3,149	95,446
EOG Resources, Inc.	1,846	226,929
Exxon Mobil Corp.	1,452	170,203
Inpex Corp.	10,200	138,096
Petroleo Brasileiro SA - ADR	6,415	92,440

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Global Fund

September 30, 2024

PTT Exploration & Production PCL - NVDR		21,000	85,655
Shell PLC - ADR		1,646	108,554
Suncor Energy, Inc.		3,413	126,008
			1,495,172

Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd. (b)(d)		2,484,000	0

Semiconductors & Semiconductor Equipment - 4.0%
Amkor Technology, Inc.		2,635	80,631
Applied Materials, Inc.		1,118	225,892
ASM International NV		358	236,194
Lam Research Corp.		266	217,077
Sino-American Silicon Products, Inc.		12,000	67,019
			826,813

Trading Companies & Distributors - 2.8%
Boise Cascade Co.		649	91,496
GMS, Inc. (b)		1,040	94,193
Mitsui & Co. Ltd.		6,100	136,421
Rush Enterprises, Inc. - Class A		1,546	81,675
WESCO International, Inc.		1,028	172,683
			576,468

Transportation Infrastructure - 4.4%
Aena SME SA (a)		874	191,997
Aeroports de Paris SA		1,089	139,858
Bangkok Expressway & Metro PCL - NVDR		484,700	122,831
Fraport AG Frankfurt Airport Services Worldwide (b)		2,123	118,452
Grupo Aeroportuario del Sureste SAB de CV - ADR		347	98,118
International Container Terminal Services, Inc.		21,830	158,199
Shenzhen International Holdings Ltd.		93,000	82,383
			911,838

Wireless Telecommunication Services - 4.5%
Freenet AG		3,718	110,679
KDDI Corp.		4,300	137,761
Millicom International Cellular SA (b)		4,116	111,830
SoftBank Corp.		103,000	134,476
Tele2 AB - Class B		9,756	110,376
T-Mobile US, Inc.		893	184,280
Vodafone Group PLC - ADR		14,702	147,314
			936,716
TOTAL COMMON STOCKS (Cost $11,362,038)			14,600,353

EXCHANGE TRADED FUNDS - 8.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF		8,836	474,670
iShares Core Japan Government Bond ETF		23,600	389,903
iShares MBS ETF		2,174	208,291
Simplify MBS ETF		5,064	260,695
SPDR Portfolio Intermediate Term Corporate Bond ETF		7,455	251,308
VanEck J. P. Morgan EM Local Currency Bond ETF		4,439	112,750
TOTAL EXCHANGE TRADED FUNDS (Cost $1,634,667)			1,697,617

CORPORATE BONDS - 2.5%		Par
Banks - 2.5%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	470,000	520,060
TOTAL CORPORATE BONDS (Cost $511,323)			520,060

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Global Fund

September 30, 2024

U.S. TREASURY SECURITIES - 2.5%		Par
United States Treasury Note, 3.88%, 08/15/2033		510,000	513,606
TOTAL U.S. TREASURY SECURITIES (Cost $493,136)			513,606

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.3%
French Republic Government Bond OAT, 3.00%, 05/25/2033 (a)	EUR	420,000	474,817
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $439,982)			474,817

SHORT-TERM INVESTMENTS - 13.9%
Money Market Funds - 11.5%		Shares
Fidelity Government Portfolio - Class Institutional, 4.83% (e)(g)		2,414,679	2,414,679

U.S. Treasury Bills - 2.4%		Par
5.23%, 10/15/2024 (f)(g)		500,000	498,997
TOTAL SHORT-TERM INVESTMENTS (Cost $2,913,676)			2,913,676

TOTAL INVESTMENTS - 99.2% (Cost $17,354,822)			20,720,129
Other Assets in Excess of Liabilities - 0.8% (g)			170,735
TOTAL NET ASSETS - 100.0%			$20,890,864

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt

AG - Aktiengesellschaft

AB - Aktiebolag

NV - Naamloze Vennootschap

NVDR - Non-Voting Depositary Receipt

PLC - Public Limited Company

SA - Sociedad Anónima

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

EUR - Euro

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $849,530 or 4.1% of the Fund’s net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2024.
(e)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(f)	The rate shown is the effective yield as of September 30, 2024.
(g)	All of a portion of the assets have been pledged as collateral for open securities sold short.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Global Fund

September 30, 2024

Allocation of Portfolio Holdings by Country as of September 30, 2024

(% of Net Assets)

Japan	$1,666,933	8.1%
Germany	1,048,235	5.1
Switzerland	634,994	3.0
Canada	632,617	3.0
France	614,675	3.0
United Kingdom	471,402	2.2
Australia	460,034	2.3
Bermuda	431,070	2.1
Thailand	344,280	1.6
Netherlands	338,408	1.6
Spain	304,809	1.4
China	285,703	1.4
Italy	278,467	1.4
South Africa	219,032	1.0
Sweden	202,382	0.9
Malaysia	159,053	0.8
Philippines	158,199	0.7
Ireland	148,695	0.7
Luxembourg	111,830	0.5
South Korea	102,691	0.5
Mexico	98,118	0.5
Brazil	92,440	0.4
Hong Kong	82,383	0.4
Singapore	79,878	0.4
Denmark	74,535	0.4
Austria	68,072	0.3
Taiwan	67,019	0.3
United States	8,530,526	40.8
Other Assets in Excess of Liabilities	3,184,384	15.2
	$20,890,864	100.0%

Allocation of Portfolio Holdings by Currency as of September 30, 2024

(% of Net Assets)

US Dollar	$10,547,105	50.5%
Euro	2,847,729	13.6
Japanese Yen	1,556,838	7.5
Australian Dollar	469,721	2.2
Swiss Franc	437,907	2.1
Thai Baht	344,280	1.6
Swedish Krona	314,212	1.5
Great Britain Pound	192,922	0.9
Malaysian Ringgit	159,053	0.8
Philippine Peso	158,199	0.8
South African Rand	152,056	0.7
Canadian Dollar	119,952	0.6
South Korean Won	102,691	0.5
Hong Kong Dollar	82,383	0.4
Singapore Dollar	79,878	0.4
Danish Krone	74,535	0.4
Taiwan New Dollar	67,019	0.3
Other Assets in Excess of Liabilities	3,184,384	15.2
	$20,890,864	100.0%

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Global Fund

September 30, 2024

EXCHANGE TRADED FUNDS - (11.3)%	Shares	Value
Invesco Nasdaq 100 ETF	(5,643)	$(1,133,397)
Invesco QQQ Trust Series 1	(44)	(21,475)
iShares Expanded Tech-Software Sector ETF	(160)	(14,299)
iShares MSCI EAFE ETF	(4,523)	(378,258)
iShares MSCI Emerging Markets ETF	(1,853)	(84,979)
iShares S&P 500 Growth ETF	(703)	(67,312)
iShares Semiconductor ETF	(88)	(20,292)
iShares U.S. Transportation ETF	(301)	(20,742)
iShares U.S. Utilities ETF	(317)	(32,340)
Real Estate Select Sector SPDR Fund	(289)	(12,910)
Vanguard S&P 500 ETF	(104)	(54,878)
Vanguard Total World Stock ETF	(4,405)	(527,278)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,341,913)		(2,368,160)

COMMON STOCKS - (3.1)%
Aerospace & Defense - (0.1)%
Boeing Co.	(59)	(8,970)
Spirit AeroSystems Holdings, Inc. - Class A	(150)	(4,877)
		(13,847)

Air Freight & Logistics - (0.1)%
CH Robinson Worldwide, Inc.	(56)	(6,180)
United Parcel Service, Inc. - Class B	(70)	(9,544)
		(15,724)

Automobile Components - (0.1)%
Adient PLC	(240)	(5,417)
Dana, Inc.	(389)	(4,108)
		(9,525)

Automobiles - (0.1)%
Tesla, Inc.	(48)	(12,558)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(197)	(9,692)
Monster Beverage Corp.	(194)	(10,121)
		(19,813)

Capital Markets - (0.3)%
Ares Management Corp. - Class A	(70)	(10,909)
Blackstone, Inc.	(79)	(12,097)
FactSet Research Systems, Inc.	(11)	(5,058)
MarketAxess Holdings, Inc.	(27)	(6,917)
MSCI, Inc.	(20)	(11,659)
Nasdaq, Inc.	(158)	(11,536)
		(58,176)

Chemicals - (0.1)%
Air Products and Chemicals, Inc.	(41)	(12,207)
Albemarle Corp.	(86)	(8,145)
Stepan Co.	(55)	(4,249)
		(24,601)

Commercial Services & Supplies - (0.0)%(a)
ACV Auctions, Inc. - Class A	(266)	(5,408)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Global Fund

September 30, 2024

Communications Equipment - (0.0)%(a)
Viasat, Inc.	(189)	(2,257)

Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(142)	(5,751)
Novanta, Inc.	(26)	(4,652)
		(10,403)

Energy Equipment & Services - (0.0)%(a)
Patterson-UTI Energy, Inc.	(433)	(3,312)
Valaris Ltd.	(74)	(4,126)
		(7,438)

Entertainment - (0.1)%
ROBLOX Corp. - Class A	(246)	(10,888)
Take-Two Interactive Software, Inc.	(59)	(9,069)
		(19,957)

Financial Services - (0.0)%(a)
Remitly Global, Inc.	(273)	(3,656)
WEX, Inc.	(22)	(4,614)
		(8,270)

Ground Transportation - (0.2)%
JB Hunt Transport Services, Inc.	(47)	(8,099)
Knight-Swift Transportation Holdings, Inc.	(89)	(4,802)
Marten Transport Ltd.	(279)	(4,938)
Norfolk Southern Corp.	(40)	(9,940)
Old Dominion Freight Line, Inc.	(48)	(9,535)
Saia, Inc.	(10)	(4,373)
Schneider National, Inc. - Class B	(178)	(5,080)
		(46,767)

Health Care Equipment & Supplies - (0.2)%
Becton Dickinson & Co.	(45)	(10,849)
IDEXX Laboratories, Inc.	(21)	(10,610)
Intuitive Surgical, Inc.	(25)	(12,282)
Penumbra, Inc.	(25)	(4,858)
QuidelOrtho Corp.	(105)	(4,788)
		(43,387)

Hotels, Restaurants & Leisure - (0.3)%
Aramark	(175)	(6,778)
DraftKings, Inc. - Class A	(265)	(10,388)
Dutch Bros, Inc. - Class A	(159)	(5,093)
Genius Sports Ltd.	(647)	(5,072)
McDonald’s Corp.	(33)	(10,049)
Restaurant Brands International, Inc.	(139)	(10,025)
Starbucks Corp.	(106)	(10,334)
Vail Resorts, Inc.	(22)	(3,834)
		(61,573)

Household Products - (0.1)%
Clorox Co.	(73)	(11,892)

Independent Power and Renewable Electricity Producers - (0.0)%(a)
Ormat Technologies, Inc.	(57)	(4,386)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Global Fund

September 30, 2024

Insurance - (0.1)%
Aon PLC - Class A	(29)	(10,034)
Arthur J. Gallagher & Co.	(39)	(10,973)
Ryan Specialty Holdings, Inc.	(90)	(5,975)
		(26,982)

IT Services - (0.0)%(a)
MongoDB, Inc.	(28)	(7,570)

Life Sciences Tools & Services - (0.1)%
Bio-Techne Corp.	(63)	(5,035)
Illumina, Inc.	(73)	(9,520)
Repligen Corp.	(34)	(5,060)
West Pharmaceutical Services, Inc.	(30)	(9,005)
		(28,620)
Machinery - (0.1)%
Barnes Group, Inc.	(131)	(5,294)
Hillenbrand, Inc.	(100)	(2,780)
Toro Co.	(48)	(4,163)
		(12,237)

Media - (0.1)%
Trade Desk, Inc. - Class A	(98)	(10,746)

Metals & Mining - (0.1)%
Alcoa Corp.	(114)	(4,398)
Franco-Nevada Corp.	(87)	(10,810)
		(15,208)

Oil, Gas & Consumable Fuels - (0.2)%
California Resources Corp.	(102)	(5,352)
Chevron Corp.	(62)	(9,131)
EQT Corp.	(233)	(8,537)
Hess Corp.	(77)	(10,457)
Occidental Petroleum Corp.	(158)	(8,143)
Talos Energy, Inc.	(330)	(3,415)
		(45,035)

Passenger Airlines - (0.1)%
Alaska Air Group, Inc.	(127)	(5,742)
Southwest Airlines Co.	(302)	(8,948)
		(14,690)

Personal Care Products - (0.1)%
Estee Lauder Cos., Inc. - Class A	(43)	(4,286)
Inter Parfums, Inc.	(37)	(4,791)
Kenvue, Inc.	(493)	(11,403)
		(20,480)

Professional Services - (0.1)%
Dayforce, Inc.	(76)	(4,655)
Exponent, Inc.	(57)	(6,571)
Paylocity Holding Corp.	(21)	(3,464)
TransUnion	(73)	(7,643)
		(22,333)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Global Fund

September 30, 2024

Real Estate Management & Development - (0.0)%(a)
Howard Hughes Holdings, Inc.	(62)	(4,801)

Semiconductors & Semiconductor Equipment - (0.1)%
Power Integrations, Inc.	(70)	(4,488)
Silicon Laboratories, Inc.	(35)	(4,045)
Texas Instruments, Inc.	(45)	(9,296)
		(17,829)

Software - (0.1)%
Atlassian Corp. - Class A	(61)	(9,687)
Cadence Design Systems, Inc.	(38)	(10,299)
Confluent, Inc. - Class A	(179)	(3,648)
Workiva, Inc.	(66)	(5,222)
		(28,856)

Specialty Retail - (0.0)%(a)
CarMax, Inc.	(57)	(4,411)

Trading Companies & Distributors - (0.0)%(a)
SiteOne Landscape Supply, Inc.	(31)	(4,678)
TOTAL COMMON STOCKS (Proceeds $641,068)		(640,458)

REAL ESTATE INVESTMENT TRUSTS - (0.0)%(a)
Rexford Industrial Realty, Inc.	(100)	(5,031)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $5,148)		(5,031)

TOTAL SECURITIES SOLD SHORT - (14.4)% (Proceeds $2,988,129)		$(3,013,649)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Select Industries Fund
September 30, 2024

COMMON STOCKS - 99.2%	Shares	Value
Banks - 7.5%
Bank of America Corp.	4,255	$168,838
Cadence Bank	2,095	66,726
Canadian Imperial Bank of Commerce	2,143	131,452
Citizens Financial Group, Inc.	2,467	101,320
Columbia Banking System, Inc.	2,964	77,390
Huntington Bancshares, Inc./OH	6,994	102,812
JPMorgan Chase & Co.	842	177,544
M&T Bank Corp.	659	117,381
Old National Bancorp/IN	3,818	71,244
Sumitomo Mitsui Financial Group, Inc. - ADR	7,494	94,649
		1,109,356

Capital Markets - 2.5%
Goldman Sachs Group, Inc.	378	187,152
Morgan Stanley	1,722	179,501
		366,653

Construction Materials - 3.8%
CRH PLC	2,232	206,996
Eagle Materials, Inc.	488	140,373
Martin Marietta Materials, Inc.	205	110,341
Summit Materials, Inc. - Class A (a)	2,583	100,815
		558,525

Distributors - 0.6%
LKQ Corp.	2,058	82,155

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	6,405	140,910
Verizon Communications, Inc.	1,781	79,985
		220,895

Electronic Equipment, Instruments & Components - 3.6%
Flex, Ltd. (a)	5,382	179,920
Jabil, Inc.	1,629	195,203
TE Connectivity PLC	1,055	159,295
		534,418

Entertainment - 2.8%
Netflix, Inc. (a)	393	278,743
Walt Disney Co.	1,414	136,013
		414,756

Financial Services - 4.5%
Berkshire Hathaway, Inc. - Class B (a)	331	152,346
Mastercard, Inc. - Class A	411	202,952
NMI Holdings, Inc. - Class A (a)	2,114	87,075
Radian Group, Inc.	2,217	76,908
Visa, Inc. - Class A	545	149,848
		669,129

Health Care Providers & Services - 11.5%
Cardinal Health, Inc.	1,659	183,353
Cencora, Inc.	812	182,765
Centene Corp. (a)	1,518	114,275
Elevance Health, Inc.	305	158,600

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Select Industries Fund
September 30, 2024

Encompass Health Corp.	816	78,858
HCA Healthcare, Inc.	425	172,733
Humana, Inc.	179	56,696
McKesson Corp.	421	208,151
Select Medical Holdings Corp.	2,044	71,274
Tenet Healthcare Corp. (a)	784	130,301
UnitedHealth Group, Inc.	395	230,948
Universal Health Services, Inc. - Class B	491	112,444
		1,700,398

Household Durables - 10.3%
D.R. Horton, Inc.	1,710	326,217
KB Home	1,271	108,912
Lennar Corp. - Class A	1,023	191,792
Meritage Homes Corp.	730	149,701
PulteGroup, Inc.	2,590	371,743
Taylor Morrison Home Corp. (a)	1,952	137,147
Toll Brothers, Inc.	1,572	242,858
		1,528,370

Insurance - 9.1%
Allstate Corp.	519	98,428
Arch Capital Group, Ltd. (a)	897	100,356
Assurant, Inc.	457	90,879
Chubb Ltd.	477	137,562
Everest Group Ltd.	387	151,638
Hartford Financial Services Group, Inc.	882	103,732
Markel Group, Inc. (a)	46	72,155
Reinsurance Group of America, Inc.	1,041	226,803
RenaissanceRe Holdings, Ltd.	733	199,669
Travelers Cos., Inc.	432	101,140
White Mountains Insurance Group Ltd.	32	54,279
		1,336,641

Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A	1,834	304,169
Cargurus, Inc. (a)	3,612	108,468
IAC, Inc. (a)	1,462	78,685
Match Group, Inc. (a)	3,021	114,315
Meta Platforms, Inc. - Class A	805	460,814
		1,066,451

Machinery - 2.9%
Allison Transmission Holdings, Inc.	992	95,302
Caterpillar, Inc.	320	125,158
Cummins, Inc.	174	56,340
PACCAR, Inc.	1,005	99,173
Terex Corp.	1,012	53,545
		429,518

Metals & Mining - 1.5%
Barrick Gold Corp.	4,200	83,538
IAMGOLD Corp. (a)	13,755	71,939
Kinross Gold Corp.	6,225	58,266
		213,743

Oil, Gas & Consumable Fuels - 2.5%
Exxon Mobil Corp.	1,722	201,853

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Select Industries Fund
September 30, 2024

Shell PLC - ADR	2,473	163,094
		364,947

Semiconductors & Semiconductor Equipment - 4.7%
Applied Materials, Inc.	1,269	256,401
KLA Corp.	208	161,077
Lam Research Corp.	347	283,180
		700,658

Software - 9.4%
Adobe, Inc. (a)	235	121,678
Check Point Software Technologies, Ltd. (a)	807	155,598
Fortinet, Inc. (a)	1,680	130,284
Microsoft Corp.	1,367	588,220
Oracle Corp.	1,834	312,514
Qualys, Inc. (a)	638	81,957
		1,390,251

Specialty Retail - 3.7%
American Eagle Outfitters, Inc.	3,478	77,873
Caleres, Inc.	1,648	54,466
Gap, Inc.	3,282	72,368
Ross Stores, Inc.	842	126,729
TJX Cos., Inc.	1,374	161,500
Urban Outfitters, Inc. (a)	1,557	59,649
		552,585

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	1,856	432,448

Trading Companies & Distributors - 5.3%
AerCap Holdings NV	1,577	149,373
Boise Cascade Co.	535	75,424
GMS, Inc. (a)	761	68,924
Rush Enterprises, Inc. - Class A	1,389	73,381
United Rentals, Inc.	372	301,220
WESCO International, Inc.	699	117,418
		785,740

Wireless Telecommunication Services - 1.4%
T-Mobile US, Inc.	996	205,534
TOTAL COMMON STOCKS (Cost $8,548,584)		14,663,171

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%
Fidelity Government Portfolio - Class Institutional, 4.83% (b)	142,784	142,784
TOTAL SHORT-TERM INVESTMENTS (Cost $142,784)		142,784

TOTAL INVESTMENTS - 100.2% (Cost $8,691,368)		14,805,955
Liabilities in Excess of Other Assets - (0.2)%		(33,853)
TOTAL NET ASSETS - 100.0%		$14,772,102

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Select Industries Fund
September 30, 2024

ADR - American Depositary Receipt

NV - Naamloze Vennootschap

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Grizzly Short Fund
September 30, 2024

SHORT-TERM INVESTMENTS - 95.8%
Money Market Funds - 77.3%	Shares
Fidelity Government Portfolio - Class Institutional, 4.83% (a)(b)(d)	41,705,650	$41,705,650

U.S. Treasury Bills - 18.5%	Par
5.23%, 10/15/2024 (c)(d)	10,000,000	9,979,933
TOTAL SHORT-TERM INVESTMENTS (Cost $51,685,583)		51,685,583

TOTAL INVESTMENTS - 95.8% (Cost $51,685,583)		51,685,583
Other Assets in Excess of Liabilities - 4.2% (d)		2,246,054
TOTAL NET ASSETS - 100.0%		$53,931,637

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown is the effective yield as of September 30, 2024.

(d)	All of a portion of the assets have been pledged as collateral for open securities sold short.

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Grizzly Short Fund
September 30, 2024

COMMON STOCKS - (70.5)%	Shares	Value
Aerospace & Defense - (1.5)%
Boeing Co.	(3,535)	$(537,461)
Spirit AeroSystems Holdings, Inc. - Class A	(8,905)	(289,502)
		(826,963)

Air Freight & Logistics - (1.7)%
CH Robinson Worldwide, Inc.	(3,313)	(365,656)
United Parcel Service, Inc. - Class B	(4,172)	(568,810)
		(934,466)

Automobile Components - (1.0)%
Adient PLC	(14,001)	(316,003)
Dana, Inc.	(23,177)	(244,749)
		(560,752)

Automobiles - (1.4)%
Tesla, Inc.	(2,877)	(752,710)

Beverages - (2.2)%
Brown-Forman Corp. - Class B	(11,727)	(576,969)
Monster Beverage Corp.	(11,548)	(602,459)
		(1,179,428)

Capital Markets - (6.4)%
Ares Management Corp. - Class A	(4,175)	(650,632)
Blackstone, Inc.	(4,721)	(722,927)
FactSet Research Systems, Inc.	(678)	(311,778)
MarketAxess Holdings, Inc.	(1,599)	(409,664)
MSCI, Inc.	(1,172)	(683,194)
Nasdaq, Inc.	(9,381)	(684,907)
		(3,463,102)

Chemicals - (2.7)%
Air Products and Chemicals, Inc.	(2,418)	(719,935)
Albemarle Corp.	(5,110)	(483,968)
Stepan Co.	(3,252)	(251,217)
		(1,455,120)

Commercial Services & Supplies - (0.6)%
ACV Auctions, Inc. - Class A	(15,824)	(321,702)

Communications Equipment - (0.2)%
Viasat, Inc.	(11,262)	(134,468)

Electronic Equipment, Instruments & Components - (1.2)%
Cognex Corp.	(8,475)	(343,238)
Novanta, Inc.	(1,573)	(281,441)
		(624,679)

Energy Equipment & Services - (0.8)%
Patterson-UTI Energy, Inc.	(25,797)	(197,347)
Valaris Ltd.	(4,412)	(245,969)
		(443,316)

Entertainment - (2.2)%
ROBLOX Corp. - Class A	(14,650)	(648,409)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Grizzly Short Fund
September 30, 2024

Take-Two Interactive Software, Inc.	(3,526)	(541,981)
		(1,190,390)

Financial Services - (0.9)%
Remitly Global, Inc.	(16,228)	(217,293)
WEX, Inc.	(1,317)	(276,214)
		(493,507)

Ground Transportation - (5.2)%
JB Hunt Transport Services, Inc.	(2,813)	(484,764)
Knight-Swift Transportation Holdings, Inc.	(5,324)	(287,230)
Marten Transport Ltd.	(16,549)	(292,917)
Norfolk Southern Corp.	(2,381)	(591,679)
Old Dominion Freight Line, Inc.	(2,828)	(561,754)
Saia, Inc.	(598)	(261,482)
Schneider National, Inc. - Class B	(10,593)	(302,324)
		(2,782,150)

Health Care Equipment & Supplies - (4.8)%
Becton Dickinson & Co.	(2,663)	(642,049)
IDEXX Laboratories, Inc.	(1,258)	(635,567)
Intuitive Surgical, Inc.	(1,506)	(739,853)
Penumbra, Inc.	(1,447)	(281,166)
QuidelOrtho Corp.	(6,198)	(282,629)
		(2,581,264)

Hotels, Restaurants & Leisure - (6.7)%
Aramark	(10,434)	(404,109)
DraftKings, Inc. - Class A	(15,457)	(605,915)
Dutch Bros, Inc. - Class A	(9,441)	(302,395)
Genius Sports Ltd.	(37,754)	(295,991)
McDonald’s Corp.	(1,919)	(584,355)
Restaurant Brands International, Inc.	(8,253)	(595,206)
Starbucks Corp.	(6,180)	(602,488)
Vail Resorts, Inc.	(1,293)	(225,357)
		(3,615,816)

Household Products - (1.3)%
Clorox Co.	(4,354)	(709,310)

Independent Power and Renewable Electricity Producers - (0.5)%
Ormat Technologies, Inc.	(3,388)	(260,673)

Insurance - (3.0)%
Aon PLC - Class A	(1,746)	(604,098)
Arthur J. Gallagher & Co.	(2,343)	(659,250)
Ryan Specialty Holdings, Inc.	(5,335)	(354,191)
		(1,617,539)

IT Services - (0.8)%
MongoDB, Inc.	(1,665)	(450,133)

Life Sciences Tools & Services - (3.2)%
Bio-Techne Corp.	(3,760)	(300,537)
Illumina, Inc.	(4,374)	(570,413)
Repligen Corp.	(2,011)	(299,277)
West Pharmaceutical Services, Inc.	(1,779)	(533,985)
		(1,704,212)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Grizzly Short Fund
September 30, 2024

Machinery - (1.4)%
Barnes Group, Inc.	(7,820)	(316,006)
Hillenbrand, Inc.	(5,979)	(166,216)
Toro Co.	(2,877)	(249,523)
		(731,745)

Media - (1.2)%
Trade Desk, Inc. - Class A	(5,725)	(627,746)

Metals & Mining - (1.7)%
Alcoa Corp.	(6,807)	(262,614)
Franco-Nevada Corp.	(5,182)	(643,864)
		(906,478)

Oil, Gas & Consumable Fuels - (4.9)%
California Resources Corp.	(5,927)	(310,990)
Chevron Corp.	(3,705)	(545,635)
EQT Corp.	(13,868)	(508,123)
Hess Corp.	(4,495)	(610,421)
Occidental Petroleum Corp.	(9,378)	(483,342)
Talos Energy, Inc.	(19,619)	(203,057)
		(2,661,568)

Passenger Airlines - (1.6)%
Alaska Air Group, Inc.	(7,566)	(342,059)
Southwest Airlines Co.	(17,974)	(532,569)
		(874,628)

Personal Care Products - (2.3)%
Estee Lauder Cos., Inc. - Class A	(2,580)	(257,200)
Inter Parfums, Inc.	(2,207)	(285,762)
Kenvue, Inc.	(29,343)	(678,704)
		(1,221,666)

Professional Services - (2.5)%
Dayforce, Inc.	(4,501)	(275,686)
Exponent, Inc.	(3,422)	(394,488)
Paylocity Holding Corp.	(1,261)	(208,027)
TransUnion	(4,354)	(455,864)
		(1,334,065)

Real Estate Management & Development - (0.5)%
Howard Hughes Holdings, Inc.	(3,665)	(283,781)

Semiconductors & Semiconductor Equipment - (2.0)%
Power Integrations, Inc.	(4,149)	(266,034)
Silicon Laboratories, Inc.	(2,069)	(239,114)
Texas Instruments, Inc.	(2,692)	(556,087)
		(1,061,235)

Software - (3.1)%
Atlassian Corp. - Class A	(3,533)	(561,076)
Cadence Design Systems, Inc.	(2,211)	(599,247)
Confluent, Inc. - Class A	(10,648)	(217,006)
Workiva, Inc.	(3,867)	(305,957)
		(1,683,286)

The accompanying notes are an integral part of these financial statements.

Schedule of Securities Sold Short	Leuthold Grizzly Short Fund
September 30, 2024

Specialty Retail - (0.5)%
CarMax, Inc.	(3,379)	(261,467)

Trading Companies & Distributors - (0.5)%
SiteOne Landscape Supply, Inc.	(1,820)	(274,656)
TOTAL COMMON STOCKS (Proceeds $38,011,597)		(38,024,021)

EXCHANGE TRADED FUNDS - (26.9)%	Shares	Value
Invesco QQQ Trust Series 1	(2,639)	(1,288,016)
iShares Expanded Tech-Software Sector ETF	(9,522)	(850,981)
iShares S&P 500 Growth ETF	(41,660)	(3,988,945)
iShares Semiconductor ETF	(5,237)	(1,207,600)
iShares U.S. Transportation ETF	(17,913)	(1,234,385)
iShares U.S. Utilities ETF	(18,703)	(1,908,080)
Real Estate Select Sector SPDR Fund	(17,736)	(792,267)
Vanguard S&P 500 ETF	(6,140)	(3,239,894)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,025,273)		(14,510,168)

REAL ESTATE INVESTMENT TRUSTS - (0.6)%	Shares	Value
Rexford Industrial Realty, Inc.	(5,936)	(298,640)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $305,601)		(298,640)

TOTAL SECURITIES SOLD SHORT - (98.0)% (Proceeds $52,342,471)		$(52,832,829)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	Leuthold Core ETF
September 30, 2024

EXCHANGE TRADED FUNDS - 90.1%	Shares	Value
Communication Services Select Sector SPDR Fund	87,662	$7,924,645
Direxion Daily S&P 500 Bear 1x Shares	271,475	3,040,520
Financial Select Sector SPDR Fund	233,359	10,575,830
Health Care Select Sector SPDR Fund	24,457	3,766,867
Industrial Select Sector SPDR Fund	24,962	3,380,853
Invesco CurrencyShares Euro Currency Trust	11,556	1,188,708
Invesco CurrencyShares Japanese Yen Trust (a)	13,006	836,286
iShares 1-3 Year Treasury Bond ETF	98,188	8,164,332
iShares 5-10 Year Investment Grade Corporate Bond ETF	53,475	2,872,677
iShares 7-10 Year Treasury Bond ETF	16,158	1,585,423
iShares MBS ETF	9,391	899,752
iShares U.S. Healthcare Providers ETF	64,086	3,659,951
iShares U.S. Home Construction ETF	38,997	4,956,519
iShares U.S. Insurance ETF	18,070	2,331,933
iShares U.S. Telecommunications ETF	22,714	573,756
ProShares Short QQQ	64,969	2,562,377
Simplify MBS ETF	24,793	1,276,344
SPDR Bloomberg International Corporate Bond ETF	38,997	1,193,312
SPDR Bloomberg International Treasury Bond ETF	102,538	2,395,288
SPDR S&P Homebuilders ETF	4,853	604,490
SPDR S&P Regional Banking ETF	17,397	984,670
SPDR S&P Retail ETF	26,390	2,050,239
Technology Select Sector SPDR Fund	50,680	11,441,517
VanEck Gold Miners ETF/USA	19,835	789,830
VanEck J.P. Morgan EM Local Currency Bond ETF	24,268	616,407
TOTAL EXCHANGE TRADED FUNDS (Cost $67,938,200)		79,672,526

SHORT-TERM INVESTMENTS - 9.8%
Money Market Funds - 9.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 4.83%(b)	8,682,984	8,682,984
TOTAL SHORT-TERM INVESTMENTS (Cost $8,682,984)		8,682,984

TOTAL INVESTMENTS - 99.9% (Cost $76,621,184)		88,355,510
Other Assets in Excess of Liabilities - 0.1%		109,033
TOTAL NET ASSETS - 100.0%		$88,464,543

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Leuthold Funds, Inc.

September 30, 2024

	LEUTHOLD CORE		LEUTHOLD
	INVESTMENT FUND		GLOBAL FUND

ASSETS:
Investments, at cost	$401,643,723		$17,354,822
Investments, at fair value	571,107,414		20,720,129
Receivable for Fund shares sold	125,410		238
Collateral at broker for securities sold short	78,701,680		3,155,572
Tri-party collateral held at custodian	553,000		16,000
Interest receivable	519,433		23,355
Dividends receivable	169,410		57,458
Other assets	311,367		21,031
Total Assets	651,487,714		23,993,783

LIABILITIES:
Securities sold short, at fair value
(proceeds $77,975,952, and $2,988,129, respectively)	78,509,698		3,013,649
Payable for Fund shares redeemed	392,115		—
Payable to Adviser	418,215		14,673
Payable to Directors	32,184		1,173
Payable for Audit Fees	52,213		22,874
Dividends payable on securities sold short	72,286		2,121
Distribution (Rule 12b-1) fees payable	—		697
Shareholder servicing fees payable	40,030		—
Accrued expenses and other liabilities	329,297		47,732
Total Liabilities	79,846,038		3,102,919
NET ASSETS	$571,641,676		$20,890,864

NET ASSETS CONSIST OF:
Capital stock	$373,734,692		$16,594,918
Total distributable earnings	197,906,984		4,295,946
Total Net Assets	$571,641,676		$20,890,864

Retail Class Shares
Net assets	$256,368,058		$3,429,250
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	11,069,574		349,361
Net Asset Value, Redemption Price, and Offering Price Per Share	$23.16	*	$9.82	*
Institutional Class Shares
Net assets	315,273,618		17,461,614
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	13,534,670		1,743,731
Net Asset Value, Redemption Price, and Offering Price Per Share	$23.29	*	$10.01	*

* Redemption price may differ from NAV if redemption fee is applied.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	Leuthold Funds, Inc.

September 30, 2024

	LEUTHOLD
	SELECT		LEUTHOLD
	INDUSTRIES		GRIZZLY SHORT	LEUTHOLD CORE
	FUND		FUND	ETF
ASSETS:
Investments, at cost	$8,691,368		$51,685,583	$76,621,184
Investments, at fair value	14,805,955		51,685,583	88,355,510
Receivable for Fund shares sold	2,050		62,160	884,645
Collateral at broker for securities sold short	—		54,553,659	—
Tri-party collateral held at custodian	—		325,000	—
Interest receivable	667		185,729	35,833
Dividends receivable	6,248		—	83,565
Due from Adviser	560		—	—
Other assets	11,918		211,008	1,359
Total Assets	14,827,398		107,023,139	89,360,912

LIABILITIES:
Securities sold short, at fair value (proceeds $0, $52,342,471, and $0, respectively)	—		52,832,829	—
Payable for investments purchased	—		—	795,361
Payable for Fund shares redeemed	6,262		71,268	—
Payable to Adviser	—		56,508	27,739
Payable to Custodian	7,886		2,163	2,682
Payable to Directors	845		3,339	4,987
Payable for Audit Fees	17,305		23,073	17,305
Dividends payable on securities sold short	—		33,122	—
Shareholder servicing fees payable	2,225		6,304	—
Accrued expenses and other liabilities	20,773		62,896	48,295
Total Liabilities	55,296		53,091,502	896,369
NET ASSETS	$14,772,102		$53,931,637	$88,464,543

NET ASSETS CONSIST OF:
Capital stock	$7,265,092		$434,340,485	$76,479,379
Total distributable earnings	7,507,010		(380,408,848)	11,985,164
Total Net Assets	$14,772,102		$53,931,637	$88,464,543

Retail Class Shares
Net assets	$14,772,102		$53,931,637	$88,464,543
Shares outstanding (1,000,000,000 shares of $0.0001 par value authorized)	365,628		9,217,067	2,500,000

Net Asset Value, Redemption Price, and Offering Price Per Share	$40.40	*	$5.85	$35.39

* Redemption price may differ from NAV if redemption fee is applied.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Leuthold Funds, Inc.

For the Year Ended September 30, 2024

	Leuthold Core	Leuthold Global
	Investment Fund	Fund

INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $46,342 and $33,449, respectively)	$10,028,744	$589,758
Interest income	5,528,998	250,349
Total investment income	15,557,742	840,107

EXPENSES:
Investment advisory fees (Note 3)	4,891,861	204,238
Administration fees	285,332	30,498
Transfer agent fees (Note 5)	375,793	41,038
Legal fees	38,577	4,431
Audit fees	46,713	24,874
Fund accounting fees	106,404	14,041
Custody fees	50,379	25,979
Shareholder servicing fees - Retail Class (Note 5)	231,053	—
Registration fees	50,962	35,613
Report to shareholders	67,343	4,813
Directors’ fees	150,796	4,734
Distribution (Rule 12b-1) fees - Retail Class (Note 4)	—	8,836
Other	59,714	17,108
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	6,354,927	416,203
Dividends on securities sold short	930,037	57,106
Other extraordinary expenses	57,228	2,610
Reimbursement from Adviser (Note 3)	—	(1,816)
Total expenses	7,342,192	474,103
NET INVESTMENT INCOME	8,215,550	366,004

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT AND FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments	$42,178,659	$1,765,408
Investment companies	115,149	24,049
Securities sold short	(11,874,912)	(578,932)
Foreign currency and foreign currency transaction	(16)	(1,335)
Net unrealized appreciation (depreciation) during the period on:
Investments	58,959,536	1,036,144
Investment companies	3,596,721	79,514
Securities sold short	(5,436,424)	(203,498)
Foreign currency and foreign currency translation	902,909	438,156

Net realized and unrealized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	88,441,622	2,559,506

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,657,172	$2,925,510

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Leuthold Funds, Inc.

For the Year Ended September 30, 2024

	Leuthold Select	Leuthold Grizzly
	Industries Fund	Short Fund	Leuthold Core ETF
INVESTMENT INCOME:
Dividend income (net of foreign taxes withheld of $567, $0 and $0, respectively)	$205,979	$3,047,818	$2,016,508
Interest income	—	4,518,848	—
Total investment income	205,979	7,566,666	2,016,508

EXPENSES:
Investment advisory fees (Note 3)	165,057	943,991	402,815
Administration fees	23,606	52,167	41,534
Transfer agent fees (Note 5)	18,583	72,326	30,554
Legal fees	1,168	5,107	6,470
Audit fees	15,205	25,273	20,705
Fund accounting fees	6,308	19,597	10,815
Custody fees	12,821	5,669	6,130
Shareholder servicing fees - Retail Class (Note 5)	14,961	47,749	—
Registration fees	24,257	35,934	—
Report to shareholders	6,100	10,915	10,440
Directors’ fees	4,693	19,629	22,741
Other	2,641	13,477	15,848
Total expenses before dividends and interest on securities sold short and reimbursement from Adviser	295,400	1,251,834	568,052
Dividends on securities sold short	—	933,364	—
Other extraordinary expenses	1,554	10,803	8,041
Reimbursement from Adviser (Note 3)	(47,815)	—	(44,392)
Total expenses	249,139	2,196,001	531,701
NET INVESTMENT INCOME (LOSS)	(43,160)	5,370,665	1,484,807

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, INVESTMENT COMPANIES, SECURITIES SOLD SHORT, FOREIGN CURRENCY AND FOREIGN CURRENCY TRANSLATION
Net realized gain (loss) on:
Investments	$2,005,222	$—	$—
Investment companies	—	—	3,903,423
Securities sold short	—	(7,992,921)	—
Net unrealized appreciation (depreciation) during the period on:
Investments	2,323,286	—	—
Investment companies	—	—	8,113,496
Securities sold short	—	(8,497,592)	—
Foreign currency and foreign currency translation	(5)	—	—
Net realized and unrealized gain (loss) on investments, investment companies, securities sold short, foreign currency and foreign currency translation	4,328,503	(16,490,513)	12,016,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,285,343	$(11,119,848)	$13,501,726

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Leuthold Core Investment Fund

	Year Ended September 30, 2024	Year Ended September 30, 2023

OPERATIONS:
Net investment income	$8,215,550	$8,108,171
Net realized gain on investments, investment companies, securities sold short, and foreign currency and foreign currency transactions	30,418,880	26,967,363

Net unrealized appreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	58,022,742	17,917,833
Net increase in net assets from operations	96,657,172	52,993,367

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(13,825,863)	(19,033,267)
Distributions - Institutional Class	(15,846,557)	(20,902,265)
Total distributions	(29,672,420)	(39,935,532)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	28,273,716	27,076,389
Proceeds from shares sold - Institutional Class	70,591,907	32,116,861
Proceeds from shares issued to holders in reinvestment of dividends - Retail Class	13,270,549	18,425,425
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	14,480,922	18,317,068
Cost of shares redeemed - Retail Class*	(55,115,973)	(59,528,456)
Cost of shares redeemed - Institutional Class**	(58,883,318)	(63,944,117)
Net increase (decrease) in net assets from capital share transactions	12,617,803	(27,536,830)

TOTAL INCREASE (DECREASE) IN NET ASSETS:	79,602,555	(14,478,995)
NET ASSETS
Beginning of year	492,039,121	506,518,116
End of year	$571,641,676	$492,039,121

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	1,301,754	1,317,314
Shares sold - Institutional Class	3,316,345	1,565,857
Shares issued to holders in reinvestment of dividends - Retail Class	640,724	917,900
Shares issued to holders in reinvestment of dividends - Institutional Class	693,873	907,787
Shares redeemed - Retail Class	(2,565,750)	(2,911,374)
Shares redeemed - Institutional Class	(2,711,090)	(3,100,906)
Net increase (decrease) in shares outstanding	675,856	(1,303,422)

*Net of redemption fees of (Retail Class):	$495	$354
**Net of redemption fees of (Institutional Class):	$588	$387

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Leuthold Global Fund

	Year Ended September 30, 2024	Year Ended September 30, 2023

OPERATIONS:
Net investment income	$366,004	$528,505
Net realized income on investments, investment companies, securities sold short, and foreign currency and foreign currency transactions	1,209,190	124,017
Net unrealized appreciation on investments, investment companies, securities sold short, and foreign currency and foreign currency translation	1,350,316	1,582,751
Net increase in net assets from operations	2,925,510	2,235,273

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(88,516)	(226,835)
Distributions - Institutional Class	(494,163)	(985,871)
Total distributions	(582,679)	(1,212,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Retail Class	128,730	212,453
Proceeds from shares sold - Institutional Class	586,158	542,561

Proceeds from shares issued to holders in reinvestment of dividends -Retail Class	83,467	217,167
Class	441,331	960,567
Cost of shares redeemed - Retail Class	(966,653)	(1,379,480)
Cost of shares redeemed - Institutional Class*	(6,025,305)	(2,025,628)
Net decrease in net assets from capital share transactions	(5,752,272)	(1,472,360)

TOTAL DECREASE IN NET ASSETS:	(3,409,441)	(449,793)
NET ASSETS
Beginning of year	24,300,305	24,750,098
End of year	$20,890,864	$24,300,305

CHANGES IN SHARES OUTSTANDING:
Shares sold - Retail Class	14,095	23,867
Shares sold - Institutional Class	61,545	59,976
Shares issued to holders in reinvestment of dividends - Retail Class	9,092	24,595
Shares issued to holders in reinvestment of dividends - Institutional Class	47,201	107,009
Shares redeemed - Retail Class	(105,496)	(155,749)
Shares redeemed - Institutional Class	(629,799)	(224,423)
Net decrease in shares outstanding	(603,362)	(164,725)

*Net of redemption fees of (Institutional Class):	$1	$—

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Leuthold Select Industries Fund

	Year Ended	Year Ended
	September 30, 2024	September 30, 2023

OPERATIONS:
Net investment income (loss)	$(43,160)	$44,313
Net realized gain on investments	2,005,222	889,693
Net unrealized appreciation on investments and foreign currency and foreign currency translation	2,323,281	1,494,894
Net increase in net assets from operations	4,285,343	2,428,900

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail Class	(601,973)	(192,980)
Total distributions	(601,973)	(192,980)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,855,587	6,619,271
Proceeds from shares issued to holders in reinvestment of dividends	592,596	191,147
Cost of shares redeemed	(8,970,764)	(7,399,847)
Net decrease in net assets from capital share transactions	(2,522,581)	(589,429)

TOTAL INCREASE IN NET ASSETS:	1,160,789	1,646,491
NET ASSETS
Beginning of year	13,611,313	11,964,822
End of year	$14,772,102	$13,611,313

CHANGES IN SHARES OUTSTANDING:
Shares sold	165,556	207,970
Shares issued to holders in reinvestment of dividends	18,256	6,372
Shares redeemed	(241,533)	(239,270)
Net decrease in shares outstanding	(57,721)	(24,928)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Leuthold Grizzly Short Fund

	Year Ended	Year Ended
	September 30, 2024	September 30, 2023

OPERATIONS:
Net investment income	$5,370,665	$7,234,759
Net realized loss on securities sold short and foreign currency and foreign currency transactions	(7,992,921)	(17,466,941)
Net unrealized depreciation on securities sold short and foreign currency and foreign currency translation	(8,497,592)	(25,412,544)
Net decrease in net assets from operations	(11,119,848)	(35,644,726)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(5,495,575)	(5,100,117)
Total distributions	(5,495,575)	(5,100,117)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,205,170	189,789,080
Proceeds from shares issued to holders in reinvestment of dividends	4,759,773	4,292,209
Cost of shares redeemed	(83,748,152)	(240,389,854)
Net decrease in net assets from capital share transactions	(39,783,209)	(46,308,565)

TOTAL DECREASE IN NET ASSETS:	(56,398,632)	(87,053,408)
NET ASSETS
Beginning of year	110,330,269	197,383,677
End of year	$53,931,637	$110,330,269

CHANGES IN SHARES OUTSTANDING:
Shares sold	5,828,582	22,993,951
Shares issued to holders in reinvestment of dividends	751,499	587,566
Shares redeemed	(12,283,327)	(30,009,894)
Net decrease in shares outstanding	(5,703,246)	(6,428,377)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Leuthold Core ETF

	Year Ended September 30, 2024	Year Ended September 30, 2023

OPERATIONS:
Net investment income	$1,484,807	$1,059,209
Net realized gain (loss) on investments	3,903,423	(614,019)
Net unrealized appreciation on investments	8,113,496	5,141,202
Net increase in net assets from operations	13,501,726	5,586,392

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions - Retail	(1,180,984)	(438,080)
Total distributions	(1,180,984)	(438,080)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,062,742	28,676,585
Cost of shares redeemed	(17,577,455)	(2,907,470)
Net increase in net assets from capital share transactions	9,485,287	25,769,115

TOTAL INCREASE IN NET ASSETS:	21,806,029	30,917,427
NET ASSETS
Beginning of year	66,658,514	35,741,087
End of year	$88,464,543	$66,658,514

CHANGES IN SHARES OUTSTANDING:
Shares sold	825,000	1,000,000
Shares redeemed	(525,000)	(100,000)
Net increase in shares outstanding	300,000	900,000

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Core Investment Fund - Retail - LCORX

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$20.51	$20.03	$22.91	$19.70	$18.77
Income (loss) from investment operations:
Net investment income (loss) (2)	0.32	0.31	0.07	0.07	0.00	(3)
Net realized and unrealized gains on investments and securities sold short	3.54	1.79	(1.80)	3.17	1.24
Total from investment operations	3.86	2.10	(1.73)	3.24	1.24

Less distributions:
From net investment income	(0.30)	(0.18)	—	—	(0.04)
From net realized gains	(0.91)	(1.44)	(1.15)	(0.03)	(0.27)
Total distributions	(1.21)	(1.62)	(1.15)	(0.03)	(0.31)

Redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.16	$20.51	$20.03	$22.91	$19.70

Total Return	19.62%	10.75%	(8.19%)	16.44%	6.72%

Supplemental data and ratios:
Net assets, end of period (thousands)	$256,368	$239,838	$247,766	$286,984	$276,018
Ratio of expenses to average net assets (4)	1.40%	1.39%	1.34%	1.36%	1.34%
Ratio of net investment income (loss) to average net assets (5)	1.46%	1.53%	0.33%	(0.31%)	0.00%
Portfolio turnover rate (6)	39.54%	68.00%	64.62%	41.42%	60.08%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses were 1.22% for the year ended September 30, 2024, 1.23% for the year ended September 30, 2023, 1.16% for the year ended September 30, 2022, 1.23% for the year ended September 30, 2021, and 1.20% for the year ended September 30, 2020.
(5)	The net investment income ratios include dividends and interest on securities sold short and other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Core Investment Fund - Institutional - LCIRX

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$20.61	$20.12	$22.98	$19.74	$18.81
Income from investment operations:
Net investment income (loss) (2)	0.34	0.34	0.09	(0.05)	0.02
Net realized and unrealized gains (losses) on investments and securities sold short	3.56	1.79	(1.80)	3.32	1.23
Total from investment operations	3.90	2.13	(1.71)	3.27	1.25

Less distributions:
From net investment income	(0.31)	(0.20)	—	—	(0.05)
From net realized gains	(0.91)	(1.44)	(1.15)	(0.03)	(0.27)
Total distributions	(1.22)	(1.64)	(1.15)	(0.03)	(0.32)

Redemption fees (3)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.29	$20.61	$20.12	$22.98	$19.74

Total Return	19.71%	10.83%	(8.08%)	16.56%	6.76%

Supplemental data and ratios:
Net assets, end of period (thousands)	$315,274	$252,201	$258,752	$305,516	$268,934
Ratio of expenses to average net assets (4)	1.31%	1.29%	1.26%	1.26%	1.25%
Ratio of net investment income (loss) to average net assets (5)	1.55%	1.63%	0.42%	(0.21%)	0.10%
Portfolio turnover rate (6)	39.54%	68.00%	64.62%	41.42%	60.08%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses 1.13% for the year ended September 30, 2024, were 1.13% for the year ended September 30, 2023, 1.10% for the year ended September 30, 2022, 1.13% for the year ended September 30, 2021, and 1.11% for the year ended September 30, 2020.
(5)	The net investment income ratios include dividends and interest on securities sold short and other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Global Fund - Retail - GLBLX

	Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$8.89		$8.55	$9.72	$8.24		$8.09
Income (loss) from investment operations:
Net investment income (loss) (2)	0.13		0.16	0.11	(0.05)		0.00	(3)
Net realized and unrealized gains (losses) on investments and securities sold short	1.03		0.60	(1.05)	1.53		0.21
Total from investment operations	1.16		0.76	(0.94)	1.48		0.21

Less distributions:
From net investment income	(0.23)		(0.09)	(0.04)	(0.00)	(3)	(0.06)
From net realized gains	—		(0.33)	(0.19)	—		—
Total distributions	(0.23)		(0.42)	(0.23)	—		(0.06)

Redemption fees	0.00	(3)	—	—	—		—
Net asset value, end of period	$9.82		$8.89	$8.55	$9.72		$8.24

Total Return	13.24%		8.96%	(9.92%)	18.01%		2.56%

Supplemental data and ratios:
Net assets, end of period (thousands)	$3,429		$3,837	$4,608	$5,691		$4,690
Ratio of expenses to average net assets (4)
Before expense reimbursement and recovery	2.31%		2.16%	1.96%	1.97%		1.94%
After expense reimbursement and recovery	2.30%		2.16%	1.96%	2.01%		1.91%
Ratio of net investment income (loss) to average net assets (5)
Before expense reimbursement and recovery	1.41%		1.84%	1.14%	(0.44%)		(0.03%)
After expense reimbursement and recovery	1.42%		1.84%	1.14%	(0.48%)		0.01%
Portfolio turnover rate (6)	55.57%		67.20%	54.13%	49.39%		55.31%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 2.05% and 2.04% for the year ended September 30, 2024, 1.91% and 1.91% for the year ended September 30, 2023, 1.65% and 1.65% for the year ended September 30, 2022, 1.73% and 1.78% for the year ended September 30, 2021, and 1.74% and 1.69% for the year ended September 30, 2020, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short and other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Global Fund - Institutional - GLBIX

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021		Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$9.04	$8.67	$9.86	$8.38		$8.21
Income (loss) from investment operations:
Net investment income (loss) (2)	0.16	0.19	0.12	(0.04)		0.02
Net realized and unrealized gains (losses) on investments and securities sold short	1.04	0.61	(1.07)	1.54		0.21
Total from investment operations	1.20	0.80	(0.95)	1.50		0.23

Less distributions:
From net investment income	(0.23)	(0.10)	(0.05)	(0.02)		(0.06)
From net realized gains	—	(0.33)	(0.19)	—		—
Total distributions	(0.23)	(0.43)	(0.24)	(0.02)		(0.06)

Redemption fees	—	—	—	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.01	$9.04	$8.67	$9.86		$8.38

Total Return	13.40%	9.26%	(9.90%)	17.96%		2.79%

Supplemental data and ratios:
Net assets, end of period (thousands)	$17,462	$20,464	$20,143	$22,939		$21,097
Ratio of expenses to average net assets (4)
Before expense reimbursement and recovery	2.06%	1.91%	1.87%	1.90%		1.73%
After expense reimbursement and recovery	2.05%	1.91%	1.87%	1.95%		1.69%
Ratio of net investment income (loss) to average net assets (5)
Before expense reimbursement and recovery	1.64%	2.12%	1.28%	(0.40%)		0.17%
After expense reimbursement and recovery	1.65%	2.12%	1.28%	(0.45%)		0.21%
Portfolio turnover rate (6)	55.57%	67.20%	54.13%	49.39%		55.31%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	Amount represents less than $0.005 per share.
(4)	The ratio of expenses to average net assets includes dividends and interest on securities sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses before and after expense reimbursement and recovery were 1.80% and 1.79% for the year ended September 30, 2024, 1.66% and 1.66% for the year ended September 30, 2023, 1.57% and 1.57% for the year ended September 30, 2022, 1.66% and 1.71% for the year ended September 30, 2021, and 1.53% and 1.49% for the year ended September 30, 2020, respectively.
(5)	The net investment income ratios include dividends and interest on securities sold short and other extraordinary expenses.
(6)	The portfolio turnover rate excludes purchases and sales of securities sold short.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Select Industries Fund - Retail - LSLTX

	Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$32.15		$26.69	$33.85	$27.06	$25.02
Income (loss) from investment operations:
Net investment income (loss) (2)	(0.09)		0.10	0.09	(0.10)	(0.04)
Net realized and unrealized gains on investments	9.63		5.80	(5.09)	8.85	2.81
Total from investment operations	9.54		5.90	(5.00)	8.75	2.77

Less distributions:
From net investment income	—		(0.44)	(0.08)	—	—
From net realized gains	(1.29)		—	(2.08)	(1.96)	(0.73)
Total distributions	(1.29)		(0.44)	(2.16)	(1.96)	(0.73)
Net asset value, end of period	$40.40		$32.15	$26.69	$33.85	$27.06

Total Return	30.67%		22.23%	(16.21%)	34.14%	11.28%

Supplemental data and ratios:
Net assets, end of period (thousands)	$14,772		$13,611	$11,965	$14,741	$8,677
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	1.79%	(3)	1.87%	1.86%	2.03%	2.75%
After expense reimbursement and recovery	1.51%	(3)	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	(0.55%)	(4)	(0.04%)	(0.07%)	(0.84%)	(1.40%)
After expense reimbursement and recovery	(0.26%)	(4)	0.33%	0.29%	(0.31%)	(0.16%)
Portfolio Turnover	52.52%		103.61%	105.72%	62.93%	73.99%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.
(2)	Net investment income (loss) per share is calculated based on average shares outstanding.
(3)	The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 1.78% and 1.50% for the year ended September 30, 2024.
(4)	The net investment income ratios include other extraordinary expenses.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Grizzly Short Fund - Retail - GRZZX

	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020

Per Share Data (1) :
Net asset value, beginning of period	$7.39	$9.25	$7.15	$10.82	$16.15
Income (loss) from investment operations:
Net investment income (loss) (2)	0.48	0.39	(0.10)	(0.23)	(0.31)
Net realized and unrealized gains (losses) on investments and securities sold short	(1.50)	(1.95)	2.20	(3.44)	(5.01)
Total from investment operations	(1.02)	(1.56)	2.10	(3.67)	(5.32)

Less distributions:
From net investment income	(0.52)	(0.30)	—	—	(0.01)
From net realized gains	—	—	—	—	—
Total distributions	(0.52)	(0.30)	—	—	(0.01)
Net asset value, end of period	$5.85	$7.39	$9.25	$7.15	$10.82

Total Return	(14.14%)	(16.77%)	29.37%	(33.92%)	(32.96%)

Supplemental data and ratios:
Net assets, end of period (thousands)	$53,932	$110,330	$197,384	$60,697	$123,140
Ratio of expenses to average net assets (3)	2.91%	2.71%	2.68%	2.93%	2.84%
Ratio of net investment income (loss) to average net assets (4)	7.11%	4.99%	(1.22%)	(2.93%)	(2.23%)
Portfolio turnover rate (5)	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	For a share outstanding throughout the period. Rounded to the nearest cent.

(2)	Net investment income (loss) per share is calculated based on average shares outstanding.

(3)	The ratio of expenses to average net assets includes dividends and interest on securites sold short and other extraordinary expenses. The expense ratios excluding dividends and interest on securities sold short and other extraordinary expenses 1.66% for the year ended September 30, 2024, were 1.63% for the year ended September 30, 2023, 1.61% for the year ended September 30, 2022, 1.68% for the year ended September 30, 2021, and 1.24% for the year ended September 30, 2020.

(4)	The net investment income ratios include dividends and interest on securities sold short and/or other extraordinary expenses.

(5)	The portfolio turnover rate excludes purchases and sales of securities sold short.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Leuthold Core ETF - Retail - LCR

	Year Ended September 30, 2024		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020(1)

Per Share Data (2):
Net asset value, beginning of period	$30.30		$27.49	$30.06	$26.63	$25.00
Income (loss) from investment operations:
Net investment income (3)	0.61		0.51	0.26	0.06	0.08
Net realized and unrealized gains (losses) on investments and securities sold short	4.99		2.52	(2.76)	3.55	1.55
Total from investment operations	5.60		3.03	(2.50)	3.61	1.63

Less distributions:
From net investment income	(0.51)		(0.22)	(0.07)	(0.18)	—
From net realized gains	—		—	—	—	—
Total distributions	(0.51)		(0.22)	(0.07)	(0.18)	—
Net asset value, end of period	$35.39		$30.30	$27.49	$30.06	$26.63

Total Return	18.67%		11.03%	(8.34%)	13.59%	6.52%

Supplemental data and ratios:
Net assets, end of period (thousands)	$88,465		$66,659	$35,741	$15,030	$11,317
Ratio of expenses to average net assets:
Before expense reimbursement and recovery	0.71%	(4)	0.73%	0.98%	1.43%	3.31%	(6)
After expense reimbursement and recovery	0.66%	(4)	0.65%	0.65%	0.65%	0.65%	(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and recovery	1.79%	(5)	1.63%	0.55%	(0.59%)	(2.23%)	(6)
After expense reimbursement and recovery	1.84%	(5)	1.71%	0.88%	0.19%	0.43%	(6)
Portfolio Turnover	39.78%		50.36%	31.03%	70.83%	47.53%

(1)	Fund commenced operations on January 6, 2020. Information presented is for the period January 6, 2020 through September 30, 2020.
(2)	For a share outstanding throughout the period. Rounded to the nearest cent.
(3)	Net investment income (loss) per share is calculated based on average shares outstanding.
(4)	The ratio of expenses to average net assets includes other extraordinary expenses. The expense ratios excluding other extraordinary expenses before and after expense reimbursement and recovery were 0.70% and 0.65% for the year ended September 30, 2024.
(5)	The net investment income ratios include other extraordinary expenses.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Leuthold Funds, Inc.
September 30, 2024

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Leuthold Funds, Inc. (the “Company”) was incorporated on August 30, 1995, as a Maryland Corporation and is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). In addition, the Funds are considered investment companies under, and follow the accounting and reporting guidance in, Accounting Standards Codification Topic 946 – Investment Companies. The Leuthold Group, LLC, doing business as Leuthold Weeden Capital Management, is the investment adviser to the Funds (the “Adviser”). The Company consists of five series (each series a “Fund” and collectively the “Funds”):

Fund	Investment Objective	Inception - Retail Share Class	Inception - Institutional Share Class
Leuthold Core Investment Fund	Seeks total return consistent with prudent investment risk over the long-term	11/20/1995	1/31/2006
Leuthold Global Fund	Seeks total return consistent with prudent investment risk over the long-term	7/1/2008	4/30/2008
Leuthold Select Industries Fund	Capital appreciation	6/19/2000	n/a
Leuthold Grizzly Short Fund	Capital appreciation	6/19/2000	n/a
Leuthold Core ETF	Capital appreciation and income	1/6/2020	n/a

All classes of shares in a Fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

The following is a summary of significant accounting policies consistently followed by the Funds.

a) Investment Valuation – The Funds value their investments at fair value. Securities listed on a national securities exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market, and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities, including securities sold short, which are listed on an exchange, but which are not traded on the valuation date are generally valued at the mean between the bid and the asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price or, if unavailable, at prices provided by an independent pricing service. Securities sold short which are not listed on an exchange but for which market quotations are readily available are generally valued at the average of the current bid and asked prices. Debt securities are valued at bid prices provided by an independent pricing service that may use a matrix pricing method or other analytical pricing model. Shares of open-end investment companies (other than shares of an exchange-traded fund traded on domestic securities exchanges or on NASDAQ) are valued at one of the following prices as determined by the Adviser: (a) the net asset value announced by such open-end investment company following the close of business on the business day a Fund’s net asset value is to be calculated; (b) the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated; or (c) a value determined by the Adviser by adding to, or subtracting from, the net asset value announced by such open-end investment company following the close of business on the business day immediately preceding the day a Fund’s net asset value is to be calculated, an amount equal to the Adviser’s estimate of the effect of changes in the market prices for the types of securities held by such investment company. Other assets, including securities

Notes to Financial Statements	Leuthold Funds, Inc.
September 30, 2024

for which no quotations are readily available, are valued at fair value as determined in good faith by the valuation designee pursuant to the Funds’ “Pricing and Valuation Guidelines.”

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations

The Funds may invest in foreign securities. Foreign securities may be priced at the closing price reported on the foreign exchange on which they are principally traded. Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange (“NYSE”). The Adviser, as the “valuation designee” under review of the Board, uses their independent pricing provider’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, then these securities may be valued as determined in good faith by the Directors. Some of the factors which may be considered by the valuation designee and the Funds’ Fair Value Pricing Committee in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

b) Fair Valuation Measurements – The Funds have adopted fair valuation accounting standards, which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and securities sold short as of September 30, 2024:

Notes to Financial Statements	Leuthold Funds, Inc.
September 30, 2024

Leuthold Core Investment Fund

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$395,376,024	$—	$0	(a)(b)	$395,376,024
Exchange Traded Funds	57,930,847	3,552,080	—		61,482,927
U.S. Treasury Securities	—	10,372,824	—		10,372,824
Foreign Government Debt Obligations	—	9,609,386	—		9,609,386
Corporate Bonds	—	5,089,950	—		5,089,950
Money Market Funds	72,210,207	—	—		72,210,207
U.S. Treasury Bills	—	16,966,096	—		16,966,096
Total Investments	$525,517,078	$45,590,336	$0	(a)(b)	$571,107,414

Liabilities:
Investments:
Exchange Traded Funds	$(43,934,776)	$—	$—		$(43,934,776)
Common Stocks	(34,306,266)	—	—		(34,306,266)
Real Estate Investment Trusts	(268,656)	—	—		(268,656)
Total Investments	$(78,509,698)	$—	$—		$(78,509,698)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

Leuthold Global Fund

	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$9,283,210	$5,317,143	$0	(a)(b)	$14,600,353
Exchange Traded Funds	1,307,714	389,903	—		1,697,617
Corporate Bonds	—	520,060	—		520,060
U.S. Treasury Securities	—	513,606	—		513,606
Foreign Government Debt Obligations	—	474,817	—		474,817
Money Market Funds	2,414,679	—	—		2,414,679
U.S. Treasury Bills	—	498,997	—		498,997
Total Investments	$13,005,603	$7,714,526	$0	(a)(b)	$20,720,129

Liabilities:
Investments:
Exchange Traded Funds	$(2,368,160)	$—	$—		$(2,368,160)
Common Stocks	(640,458)	—	—		(640,458)
Real Estate Investment Trusts	(5,031)	—	—		(5,031)
Total Investments	$(3,013,649)	$—	$—		$(3,013,649)

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.
(b)	Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.

Notes to Financial Statements	Leuthold Funds, Inc.
September 30, 2024

Leuthold Select Industries Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$14,663,171	$—	$—	$14,663,171
Money Market Funds	142,784	—	—	142,784
Total Investments	$14,805,955	$—	$—	$14,805,955

Leuthold Grizzly Short Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$41,705,650	$—	$—	$41,705,650
U.S. Treasury Bills	—	9,979,933	—	9,979,933
Total Investments	$41,705,650	$9,979,933	$—	$51,685,583

Liabilities:
Investments:
Common Stocks	$(38,024,021)	$—	$—	$(38,024,021)
Exchange Traded Funds	(14,510,168)	—	—	(14,510,168)
Real Estate Investment Trusts	(298,640)	—	—	(298,640)
Total Investments	$(52,832,829)	$—	$—	$(52,832,829)

Leuthold Core ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$79,672,526	$—	$—	$79,672,526
Money Market Funds	8,682,984	—	—	8,682,984
Total Investments	$88,355,510	$—	$—	$88,355,510

For further information regarding security characteristics, see the Schedules of Investments and Schedules of Securities Sold Short.

c) Federal Income Taxes – Provision for federal income taxes or excise taxes has not been made since the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

		Year Ended September 30, 2024

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Distributions paid from:
Ordinary Income	$7,722,596	$577,036	$165,254	$5,495,575	$1,180,984
Long Term Capital Gain*	21,949,824	5,643	436,719	—	—
Total Distributions Paid	$29,672,420	$582,679	$601,973	$5,495,575	$1,180,984

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

	Year Ended September 30, 2023
	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF

Distributions paid from:
Ordinary Income	$4,758,362	$283,368	$44,274	$5,100,117	$438,080
Long Term Capital Gain*	35,177,170	929,338	148,706	—	—
Total Distributions Paid	$39,935,532	$1,212,706	$192,980	$5,100,117	$438,080

*The funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or 0-percent rate, depending on the shareholder’s taxable income).

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Undistributed Ordinary Income	$1,718,944	$—	$252,761	$1,544,008	$1,052,334
Undistributed long-term gains	27,175,197	1,058,934	1,152,189	—	—
Distributable earnings	28,894,141	1,058,934	1,404,950	1,544,008	1,052,334
Capital loss carryover and late-year losses	—	—	—	(381,363,729)	(44,488)
Other accumulated gains (losses)	—	—	—	—	—
Unrealized appreciation (depreciation)	169,012,843	3,237,012	6,102,060	(589,127)	10,977,318
Total accumulated earnings (deficit)	$197,906,984	$4,295,946	$7,507,010	$(380,408,848)	$11,985,164

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to partnership adjustments, securities sold short, earnings and profits distributed to shareholders on the redemption of shares, net operating losses, realized gain on redemptions in kind, and expiration of capital losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Leuthold Core Investment Fund	$(3,135,297)	$3,135,297
Leuthold Global Fund	(99,282)	99,282
Leuthold Select Industries Fund	(302,230)	302,230
Grizzly Short Fund	—	—
Leuthold Core ETF	(3,523,294)	3,523,294

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. Capital losses realized will carry forward retaining their classification as long-term or short-term losses.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Grizzly Short Fund	Leuthold Core ETF
Unlimited Short-Term	$—	$—	$—	$(381,363,729)	$(44,488)

Unlimited Long-Term	—	—	—	—	—

The Funds did not have any late-year losses incurred during the fiscal year ended September 30, 2024 as arising on the first day of the fiscal year ending September 30, 2025. The Funds also did not have any post-October losses. The Leuthold Global Fund and Leuthold Core ETF utilized $35,356 and $689,960 in capital loss carry forwards during the year ended September 30, 2024, respectively.

As of September 30, 2024, the Funds had no tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties.

d) Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund, and are declared and paid annually for the Leuthold Core ETF. Distributions of net realized capital gains, if any, are declared and paid at least annually.

e) Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Securities Sold Short – For financial statement purposes, an amount equal to the required amount of collateral to be segregated for securities sold short is included in the Statements of Assets and Liabilities as an asset. The amount of the securities sold short, shown as a liability, is subsequently marked-to-market to reflect the current value of the securities sold short. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which could differ from the amount reflected in the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities sold short. The Funds will suffer a loss if they sell a security short and the value of the security rises rather than falls; additionally, the Funds may be subject to expenses such as costs of borrowing and margin account maintenance. Since there is no maximum attainable price for a stock, short selling could result in unlimited loss. As collateral for their securities sold short, the Funds are required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents, or liquid securities. These segregated assets are valued consistent with Note 1a. The amount of segregated assets is required to be adjusted daily to reflect changes in the fair value of the securities sold short. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund’s collateral at broker for securities sold short is with one major international security dealer.

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

With regard to the cash collateral that is posted with counterparties, the Funds have established a collateral account for each respective counterparty with its custodian (the “Account”) and have entered into a tri-party agreement with the custodian and the respective counterparty regarding the transfer of assets to and from the Account.

The Adviser reviews each Account on a daily basis to ensure that the Account does not maintain a material amount of cash collateral in excess of what is required by the applicable counterparty (the amount of collateral required by such counterparty is subject to change and generally not known until the next business day, which necessitates the maintenance of a minimum amount of excess cash collateral). In the event that the excess cash collateral in an Account is equal to or in excess of the greater of the following: $250,000 or 3% of the total assets of the applicable Fund calculated at each month end; then the applicable Fund, pursuant to the tri-party agreement, will instruct the custodian to sweep such excess cash collateral into the Fund’s interest bearing account with the custodian. The amount of collateral held related to this tri-party agreement is included in the Statements of Assets and Liabilities as an asset.

g) Other – Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the cost of the security lot sold with the net sales proceeds. The Funds utilize an identified lot approach to transactions. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized using the yield to maturity method over the life of the respective bond. For financial reporting purposes, the Funds isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for realized gains and losses.

h) Foreign Taxes – To the extent certain Funds invest in foreign securities, they may be subject to foreign withholding taxes with respect to dividends or interest the Funds received from sources in foreign countries. Since certain Funds may invest in the securities of a foreign issuer, it can elect to “pass-through” foreign taxes paid by the Funds to its shareholders who, subject to certain limitations, can elect to credit such taxes against their own U.S. federal income tax liability or claim them as a credit. No assurance can be provided that the Funds can or will make such an election.

i) Expenses – Expenses that directly relate to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds, such as Directors fees and expenses, insurance expense, and legal fees are allocated between the Funds based on the relative net asset value of the individual Funds.

j) Counterparty Risk – Counterparty risk may arise as the result of the failure of a counterparty to a securities contract to comply with the terms of the contract. Potential counterparty risk is measured by the creditworthiness of the counterparty and additional risk may arise from unanticipated events affecting the value of the underlying security.

k) Managed Futures Strategy/Commodities Risk (Leuthold Core ETF only) - The Fund may invest in underlying investments that principally invest in the commodities markets through investment in managed futures programs. Such investments may subject an underlying investment to greater volatility than investments in traditional securities. Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver. Prices of commodities and related contracts may fluctuate significantly over short periods

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

for a variety of reasons, including weather and natural disasters; pandemics and other global health emergencies; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments. The demand and supply of these commodities may also fluctuate widely based on such factors as interest rates, investors’ expectations with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producers and/or forward selling by such producers, global or regional political, economic, or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds. Commodity underlying investments may use derivatives, such as futures, options, and swaps, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

l) Shares May Trade at Prices Other Than NAV (Leuthold Core ETF only) - As with all exchange traded funds (“ETFs”), shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s net asset value (“NAV”), there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

m) Authorized Participants, Market Makers and Liquidity Providers Concentration Risk (Leuthold Core ETF only) - The Fund has a limited number of financial institutions that may act as authorized participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

n) Rule 18f-4 under the 1940 Act - Rule 18f-4 under the 1940 Act (“Rule 18f-4”) imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4 a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Leuthold Core Investment Fund, Leuthold Global Fund, and Leuthold Grizzly Short Fund have implemented a derivatives risk management program and comply with Rule 18f-4.

o) Recently Issued Accounting Pronouncements

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

p) Subsequent Events – In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On September 24, 2024, a registration statement was filed with the Securities & Exchange Commission, with a proposed reorganization of the Leuthold Funds into a newly created series within Managed Portfolio Series, a multiple series trust. The proposed reorganization is subject to shareholder approval. If approved, the proposed reorganization will take place on or after December 20, 2024.

2. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, U.S. Government securities, and securities sold short, for the year ended September 30, 2024 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF (a)
Purchases	$176,676,187	$10,570,668	$8,491,592	$32,163,432
Sales	178,786,568	14,713,299	11,684,635	27,667,958

Purchases and sales of U.S. Government securities for the year ended September 30, 2024 are summarized below.

	Leuthold Core Investment Fund	Leuthold Global Fund	Leuthold Select Industries Fund	Leuthold Core ETF (a)
Purchases	$—	$—	$—	$—
Sales	5,831,006	341,281	—	—

(a)	The Leuthold Core ETF’s purchases and sales exclude in-kind transactions. In-kind purchases and sales as of September 30, 2024 were $23,262,109 and $15,979,148 respectively. During the year ended September 30, 2024, the Fund realized $3,593,017 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated earnings to paid-in capital.

There were no purchases or sales of investment securities in the Leuthold Grizzly Short Fund because this Fund invests only in securities sold short.

At September 30, 2024, gross unrealized appreciation and depreciation of investments and securities sold short and cost of investments and cost of securities sold short for tax purposes were as follows:

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

	Leuthold		Leuthold	Leuthold
	Core	Leuthold	Select	Grizzly	Leuthold
	Investment	Global	Industries	Short	Core
	Fund	Fund	Fund	Fund	ETF
Tax cost of investments	$323,587,866	$14,469,903	$8,703,891	$(558,118)	$77,378,193
Unrealized appreciation	173,293,471	4,632,904	6,152,942	2,608,430	13,149,786
Unrealized depreciation	(4,280,628)	(1,395,892)	(50,882)	(3,197,557)	(2,172,468)
Net unrealized appreciation	$169,012,843	$3,237,012	$6,102,060	$(589,127)	$10,977,318

The differences between book and tax basis of unrealized appreciation (depreciation) are primarily attributable to the tax deferral of losses on wash sales and passive foreign investment company transactions.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Each of the Funds has entered into an Investment Advisory Agreement (“advisory agreement”) with the Adviser. Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily as applied to each Fund’s average daily net assets and payable monthly, at annual rates of:

Leuthold		Leuthold	Leuthold
Core	Leuthold	Select	Grizzly	Leuthold
Investment	Global	Industries	Short	Core
Fund	Fund	Fund	Fund	ETF
0.90%	0.90%	1.00%	1.25%	0.50%

The Adviser has agreed to waive its advisory fee and/or reimburse the Funds’ other expenses, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive of interest, taxes, brokerage commissions, dividends, interest on securities sold short, acquired fund fees and expenses, and extraordinary items) do not exceed the following rates, based on each Fund’s average daily net assets:

Leuthold		Leuthold	Leuthold
Core	Leuthold	Select	Grizzly	Leuthold
Investment	Global	Industries	Short	Core
Fund	Fund	Fund	Fund	ETF
1.25%	1.85%	1.50%	2.50%	0.65%

Any waiver or reimbursement is subject to later adjustments to allow the Adviser to recoup amounts previously waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation, provided, however, that the recoupment period for the Adviser is limited to three years from the time the expenses were waived or incurred and is limited to the lesser of (1) the expense cap in effect at the time of the waiver, and (2) the expense cap in effect at the time of recapture.

Amounts subject to future recoupment as of September 30, 2024 are as follows:

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

Leuthold Global Fund

Year of Expiration	Recoverable Amount

9/30/2027	$1,816

Leuthold Select Industries Fund
Year of Expiration	Recoverable Amount

9/30/2025	$54,459
9/30/2026	52,137
9/30/2027	47,815

Leuthold Core ETF

Year of Expiration	Recoverable Amount

9/30/2025	$75,400
9/30/2026	48,986
9/30/2027	44,392

U.S. Bancorp Fund Services, LLC (“Fund Services”), doing business as U.S. Bank Global Fund Services, serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. A director and officers of the Company are also officers of the Adviser.

4. DISTRIBUTION PLAN

The Leuthold Global Fund – Retail Class has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, whereby Quasar Distributors, LLC, which serves as distributor. This plan allows the Fund to use up to 0.25% of its average daily net assets to pay sales, distribution, and other fees for the sale of its shares and for services provided to investors. The Fund may pay all or a portion of this fee to any securities dealer, financial institution, or any other person who renders personal service to the Fund’s shareholders, assists in the maintenance of the Fund’s shareholder accounts, or who renders assistance in distributing or promoting the sale of shares of the Fund pursuant to a written agreement approved by the Directors. To the extent such fee is not paid to such persons, the Fund may use the fee for its expenses of distribution of its shares, including, but not limited to, payment by the Fund of the cost of preparing, printing, and distributing Prospectuses and Statements of Additional Information to prospective investors and of implementing and operating the plan.

5. SUB-TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT FEE PLANS

The Funds are permitted to pay sub-transfer agent fees for various platform agreement not to exceed 0.15% of the Funds’ average daily net assets. In addition, the Retail Class shares of the Leuthold Core Investment Fund, Leuthold Select Industries Fund, and Leuthold Grizzly Short Fund have adopted a Shareholder Servicing Fee Plan not to exceed 0.15% of these Funds’ Retail Class shares average daily net assets. These fees are used to finance certain activities related to servicing and maintaining shareholder accounts. Sub-transfer agent and shareholder servicing fees incurred by the Funds are disclosed in the Statements of Operations.

6. INDEMNIFICATIONS

The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements	Leuthold Funds, Inc.

September 30, 2024

7. ILLIQUID SECURITIES

Each Fund may invest up to 15% of net assets in illiquid investments. An “illiquid investment” is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund will take into account relevant market, trading, and investment specific consideration when determining whether an investment is an illiquid investment. The illiquidity status of an investment is generally evaluated monthly. The 15% limitation may include securities whose disposition would be subject to legal restrictions (“restricted securities”). Restricted securities often have a market value lower than the market price of unrestricted securities of the same issuer and are not readily marketable without some time delay. This could result in a fund being unable to realize a favorable price upon disposition of restricted securities and in some cases might make disposition of such securities at the time desired by the fund impossible.

8. LENDING PORTFOLIO SECURITIES

The Funds may lend portfolio securities constituting up to 30% of total assets to unaffiliated broker dealers, banks, or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Funds equal in value to at least 100% of the value of the securities loaned. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and the Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of the lending Fund or the borrower. The lending Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The lending Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned will be computed each day and additional collateral be furnished each day if required.

As of and during the year ended September 30, 2024, the Funds did not engage in securities lending.

Report of Independent Registered Public Accounting Firm	Leuthold Funds, Inc.

September 30, 2024

REPORT OF INDEPENDENT REGISTERED PUBUC ACCOUNTING FIRM

To the Shareholders and Board of Directors of

Leuthold Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying Statements of assets and liabilities, including the schedules of Investments and Securities sold short, comprising Leuthold Core Investment Fund, Leuthold Global Fund, Leuthold Select Industries Fund, Leuthold Grizzly Short Fund, and Leuthold Core ETF (the “Funds”) as of September 30, 2024, the related Statements of operations for the year then ended, the Statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial Statements”). In our opinion, the financial Statements present fairly, in all material respects, the financial Position of each of the Funds as of September 30, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years or periods ended September 30, 2021, and prior, were audited by other auditors whose report dated November 23, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial Statements are the responsibility of the Funds” management. Our responsibility is to express an opinion on the Funds’ financial Statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the Standards of the PCAOB. Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial Statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial Statements, whether due to error or fraud. and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial Statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the Custodian and brokers, when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the Overall presentation of the financial Statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio
November 27, 2024

COHEN & COMPANY, LTD.

800,229,1099 | 866,818,4598 FAX | cohencpa.com

Registered with the Pubic Company Accounting Oversight Board

Other Non-Audited Information (Unaudited)	Leuthold Funds, Inc.

September 30, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended September 30, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Leuthold Core Investment Fund	60.17%
Leuthold Global Fund	100.00%
Leuthold Select Industries Fund	44.02%
Leuthold Grizzly Short Fund	0.00%
Leuthold Core ETF	32.06%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2024, was as follows:

Leuthold Core Investment Fund	50.09%
Leuthold Global Fund	29.45%
Leuthold Select Industries Fund	37.47%
Leuthold Grizzly Short Fund	0.00%
Leuthold Core ETF	1.06%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Section 871(k)(2)(c) for the year ended September 30, 2024, was as follows:

Leuthold Core Investment Fund	0.00%
Leuthold Global Fund	0.00%
Leuthold Select Industries Fund	100.00%
Leuthold Grizzly Short Fund	0.00%
Leuthold Core ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(C) for the year ended September 30, 2024, was as follows:

Leuthold Core Investment Fund	33.71%
Leuthold Global Fund	23.19%
Leuthold Select Industries Fund	0.00%
Leuthold Grizzly Short Fund	48.32%
Leuthold Core ETF	28.88%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing, filed December 8, 2008.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Leuthold Funds, Inc.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Mueller
John Mueller, President/Principal Executive Officer

Date	December 3, 2024

By (Signature and Title)*	/s/ Glenn Larson
Glenn Larson, Treasurer/Principal Financial Officer

Date	December 3, 2024

* Print the name and title of each signing officer under his or her signature.